UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22424

Global Macro Absolute Return Advantage Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2013

Date of Reporting Period

Item 1. Reports to Stockholders

Global Macro Absolute Return Advantage Portfolio

October 31, 2013

Consolidated Portfolio of Investments

Foreign Government Bonds — 47.0%

Security	Principal Amount (000’s omitted)		Value

Albania — 0.4%
Republic of Albania, 7.50%, 11/4/15(1)	EUR	4,376	$6,186,598

Total Albania			$6,186,598

Angola — 0.2%
Republic of Angola Via Northern Lights III BV, 7.00%, 8/16/19(1)	USD	2,700	$2,932,875

Total Angola			$2,932,875

Australia — 2.2%
Australia Government Bond, 1.25%, 2/21/22(1)(2)	AUD	11,703	$11,259,988
Australia Government Bond, 5.75%, 7/15/22	AUD	25,540	27,459,254

Total Australia			$38,719,242

Bahrain — 0.1%
Kingdom of Bahrain, 6.125%, 8/1/23(3)	USD	1,929	$2,010,983

Total Bahrain			$2,010,983

Bermuda — 1.3%
Government of Bermuda, 4.854%, 2/6/24(3)	USD	22,845	$22,726,594

Total Bermuda			$22,726,594

Brazil — 0.5%
Brazil Letras do Tesouro Nacional, 0.00%, 1/1/14	BRL	21,020	$9,241,087

Total Brazil			$9,241,087

Croatia — 2.0%
Croatia Treasury Bill, 0.00%, 2/12/15	EUR	27,567	$35,301,692

Total Croatia			$35,301,692

Ecuador — 0.0%(4)
Republic of Ecuador, 9.375%, 12/15/15(1)	USD	398	$425,860

Total Ecuador			$425,860

Fiji — 0.1%
Republic of Fiji, 9.00%, 3/15/16	USD	2,400	$2,522,078

Total Fiji			$2,522,078

Ghana — 0.5%
Ghana Government Bond, 14.25%, 7/25/16	GHS	1,612	$652,183
Ghana Government Bond, 16.73%, 1/11/16	GHS	3,733	1,615,019

Security	Principal Amount (000’s omitted)		Value

Ghana (continued)
Ghana Government Bond, 16.90%, 3/7/16	GHS	7,583	$3,292,085
Ghana Government Bond, 21.00%, 10/26/15	GHS	3,941	1,858,501
Ghana Government Bond, 23.00%, 8/21/17	GHS	1,460	737,353
Ghana Government Bond, 26.00%, 6/5/17	GHS	1,433	767,469

Total Ghana			$8,922,610

Guatemala — 0.4%
Republic of Guatemala, 4.875%, 2/13/28(3)	USD	7,750	$7,378,000

Total Guatemala			$7,378,000

Hungary — 1.2%
National Bank of Hungary, 8.875%, 11/1/13	USD	3,820	$3,819,712
Republic of Hungary, 3.50%, 7/18/16(1)	EUR	6,304	8,743,276
Republic of Hungary, 4.375%, 7/4/17(1)	EUR	4,209	5,857,007
Republic of Hungary, 5.50%, 5/6/14(1)	GBP	1,181	1,931,884

Total Hungary			$20,351,879

Jamaica — 0.5%
Jamaica Government International Bond, 8.00%, 6/24/19	USD	4,860	$4,774,950
Jamaica Government International Bond, 10.625%, 6/20/17	USD	3,370	3,656,450

Total Jamaica			$8,431,400

Jordan — 0.7%
Jordan Government Bond, 6.648%, 5/22/14	JOD	2,900	$4,150,016
Jordan Government Bond, 7.95%, 2/5/15	JOD	2,900	4,238,282
Jordan Government Bond, 8.163%, 3/25/16	JOD	1,000	1,492,091
Jordan Government Bond, 8.60%, 3/4/16	JOD	1,000	1,504,402

Total Jordan			$11,384,791

Kenya — 0.1%
Kenya Treasury Bond, 11.855%, 5/22/17	KES	81,200	$957,282

Total Kenya			$957,282

Lebanon — 0.3%
Lebanon Treasury Note, 5.94%, 1/9/14	LBP	2,436,130	$1,618,753
Lebanon Treasury Note, 8.38%, 8/28/14	LBP	2,540,690	1,725,979
Lebanon Treasury Note, 8.74%, 7/31/14	LBP	1,076,940	732,312
Lebanon Treasury Note, 9.00%, 7/17/14	LBP	1,843,090	1,254,252

Total Lebanon			$5,331,296

20	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2013

Consolidated Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)		Value

Mexico — 3.5%
Mexican Bonos, 7.00%, 6/19/14	MXN	233,240	$18,331,844
Mexican Bonos, 8.00%, 12/19/13	MXN	399,830	30,848,100
Mexican Bonos, 9.50%, 12/18/14	MXN	132,350	10,801,996

Total Mexico			$59,981,940

Mongolia — 0.1%
Mongolia Government International Bond, 4.125%, 1/5/18(3)	USD	1,420	$1,343,320

Total Mongolia			$1,343,320

New Zealand — 2.6%
New Zealand Government Bond, 2.00%, 9/20/25(2)	NZD	14,209	$11,209,470
New Zealand Government Bond, 3.00%, 9/20/30(2)	NZD	21,213	17,994,517
New Zealand Government Bond, 5.00%, 3/15/19	NZD	9,220	7,948,434
New Zealand Government Bond, 6.00%, 12/15/17	NZD	9,220	8,237,085

Total New Zealand			$45,389,506

Paraguay — 0.2%
Republic of Paraguay, 4.625%, 1/25/23(1)	USD	492	$469,860
Republic of Paraguay, 4.625%, 1/25/23(3)	USD	2,906	2,775,230

Total Paraguay			$3,245,090

Philippines — 1.0%
Republic of the Philippines, 6.25%, 1/27/14	PHP	247,360	$5,802,936
Republic of the Philippines, 6.25%, 1/14/36	PHP	417,000	11,001,620

Total Philippines			$16,804,556

Romania — 7.8%
Romania Government Bond, 4.875%, 11/7/19(1)	EUR	12,186	$17,539,919
Romania Government Bond, 5.25%, 6/17/16(1)	EUR	1,899	2,762,245
Romania Government Bond, 5.75%, 1/27/16	RON	118,240	37,856,923
Romania Government Bond, 5.80%, 10/26/15	RON	84,200	26,939,515
Romania Government Bond, 5.85%, 7/28/14	RON	31,960	9,996,286
Romania Government Bond, 5.90%, 7/26/17	RON	30,660	9,983,469
Romania Government Bond, 6.00%, 4/30/15	RON	17,280	5,510,379
Romania Government Bond, 6.00%, 4/30/16	RON	48,430	15,618,062
Romania Government Bond, 6.25%, 10/25/14	RON	24,930	7,873,636
Romania Government Bond, 11.00%, 3/5/14	RON	2,980	937,706

Total Romania			$135,018,140

Rwanda — 0.7%
Republic of Rwanda, 6.625%, 5/2/23(1)	USD	1,550	$1,437,625
Republic of Rwanda, 6.625%, 5/2/23(3)	USD	11,685	10,837,838

Total Rwanda			$12,275,463

Security	Principal Amount (000’s omitted)		Value

Serbia — 5.2%
Republic of Serbia, 7.25%, 9/28/21(1)	USD	10,674	$11,140,988
Republic of Serbia, 7.25%, 9/28/21(3)	USD	438	457,163
Serbia Treasury Bill, 0.00%, 11/8/13	RSD	785,000	9,328,720
Serbia Treasury Bill, 0.00%, 12/12/13	RSD	206,500	2,432,166
Serbia Treasury Bill, 0.00%, 1/30/14	RSD	105,900	1,230,796
Serbia Treasury Bill, 0.00%, 2/21/14	RSD	316,200	3,652,432
Serbia Treasury Bill, 0.00%, 3/6/14	RSD	990,000	11,393,636
Serbia Treasury Bill, 0.00%, 3/13/14	RSD	106,120	1,218,887
Serbia Treasury Bill, 0.00%, 5/29/14	RSD	792,600	8,901,789
Serbia Treasury Bill, 0.00%, 11/6/14	RSD	538,390	5,774,680
Serbia Treasury Bond, 10.00%, 4/4/15	RSD	226,130	2,640,180
Serbia Treasury Bond, 10.00%, 4/27/15	RSD	138,930	1,620,258
Serbia Treasury Bond, 10.00%, 9/14/15	RSD	301,680	3,475,742
Serbia Treasury Bond, 10.00%, 2/21/16	RSD	1,039,950	11,857,255
Serbia Treasury Bond, 10.00%, 1/24/18	RSD	717,870	7,738,734
Serbia Treasury Bond, 11.50%, 10/26/15	RSD	602,000	7,108,364

Total Serbia			$89,971,790

Slovenia — 3.2%
Republic of Slovenia, 4.125%, 1/26/20(1)	EUR	6,529	$8,197,141
Republic of Slovenia, 4.375%, 1/18/21(1)	EUR	15,355	19,182,466
Republic of Slovenia, 5.85%, 5/10/23(3)	USD	29,436	28,847,280

Total Slovenia			$56,226,887

Sri Lanka — 5.0%
Republic of Sri Lanka, 5.875%, 7/25/22(1)	USD	27,766	$27,245,387
Republic of Sri Lanka, 5.875%, 7/25/22(3)	USD	2,755	2,703,344
Republic of Sri Lanka, 6.25%, 10/4/20(1)	USD	6,860	7,022,925
Republic of Sri Lanka, 6.25%, 10/4/20(3)	USD	1,113	1,139,434
Republic of Sri Lanka, 6.25%, 7/27/21(1)	USD	3,972	4,031,580
Republic of Sri Lanka, 6.25%, 7/27/21(3)	USD	1,130	1,146,950
Republic of Sri Lanka, 7.40%, 1/22/15(3)	USD	500	524,375
Sri Lanka Government Bond, 7.50%, 8/15/18	LKR	836,130	5,580,931
Sri Lanka Government Bond, 8.00%, 11/15/18	LKR	323,700	2,203,352
Sri Lanka Government Bond, 8.50%, 2/1/18	LKR	284,880	1,988,879
Sri Lanka Government Bond, 8.50%, 4/1/18	LKR	1,649,670	11,571,386
Sri Lanka Government Bond, 8.50%, 7/15/18	LKR	2,772,110	19,206,876
Sri Lanka Government Bond, 9.00%, 10/1/14	LKR	313,910	2,385,635
Sri Lanka Government Bond, 9.00%, 5/1/21	LKR	67,940	460,708

Total Sri Lanka			$87,211,762

Tanzania — 0.2%
United Republic of Tanzania, 6.392%, 3/9/20(1)(5)	USD	3,781	$3,970,050

Total Tanzania			$3,970,050

21	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2013

Consolidated Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)		Value

Turkey — 4.6%
Turkey Government Bond, 0.00%, 4/9/14	TRY	17,538	$8,540,471
Turkey Government Bond, 2.00%, 10/26/22	TRY	2,148	1,044,366
Turkey Government Bond, 3.00%, 1/6/21	TRY	66,956	35,335,459
Turkey Government Bond, 3.00%, 7/21/21	TRY	33,187	17,397,619
Turkey Government Bond, 3.00%, 2/23/22	TRY	16,080	8,458,064
Turkey Government Bond, 4.00%, 4/1/20	TRY	15,277	8,544,381

Total Turkey			$79,320,360

Uruguay — 1.0%
Uruguay Notas Del Tesoro, 2.25%, 8/23/17(2)	UYU	78,115	$3,465,584
Uruguay Notas Del Tesoro, 2.75%, 6/16/16(2)	UYU	103,054	4,756,651
Uruguay Notas Del Tesoro, 4.00%, 6/14/15(2)	UYU	88,377	4,148,455
Uruguay Notas Del Tesoro, 4.25%, 1/5/17(2)	UYU	89,542	4,228,589

Total Uruguay			$16,599,279

Venezuela — 1.4%
Bolivarian Republic of Venezuela, 8.50%, 10/8/14	USD	23,981	$23,777,161

Total Venezuela			$23,777,161

Total Foreign Government Bonds (identified cost $807,204,947)			$813,959,571

Collateralized Mortgage Obligations — 1.6%

Security		Principal Amount	Value
Federal Home Loan Mortgage Corp.:
Series 228, (Interest Only), Class IO, 6.00%, 2/1/35(6)		$8,947,484	$1,517,688
Series 2770, (Interest Only), Class SH, 6.926%, 3/15/34(6)(7)		5,279,890	943,416
Series 2877, (Interest Only), Class WS, 6.426%, 10/15/34(6)(7)		4,897,324	159,310
Series 3572, (Interest Only), Class JS, 6.626%, 9/15/39(6)(7)		10,219,414	1,652,393
Series 3586, (Interest Only), Class GS, 6.076%, 10/15/39(6)(7)		11,421,156	1,592,527
Series 3871, (Interest Only), Class MS, 7.026%, 6/15/41(6)(7)		6,470,202	1,034,177

			$6,899,511

Federal National Mortgage Association:
Series 2005-85, (Interest Only), Class SC, 6.33%, 10/25/35(6)(7)		$15,982,719	$2,611,292
Series 2006-56, (Interest Only), Class CS, 7.04%, 7/25/36(6)(7)		7,393,258	1,268,645

Security	Principal Amount	Value

Federal National Mortgage Association: (continued)
Series 2006-72, (Interest Only), Class GI, 6.41%, 8/25/36(6)(7)	$25,691,606	$4,020,323
Series 2006-96, (Interest Only), Class SM, 7.08%, 10/25/36(6)(7)	16,893,909	3,082,028
Series 2007-36, (Interest Only), Class SG, 6.43%, 4/25/37(6)(7)	11,470,339	1,862,515
Series 2010-54, (Interest Only), Class EI, 6.00%, 6/25/40(6)	16,408,338	3,022,727
Series 2010-67, (Interest Only), Class BI, 5.50%, 6/25/25(6)	8,117,069	705,917
Series 2010-109, (Interest Only), Class PS, 6.43%, 10/25/40(6)(7)	14,284,503	2,143,349
Series 2010-147, (Interest Only), Class KS, 5.78%, 1/25/41(6)(7)	11,522,507	1,640,819

		$20,357,615

Total Collateralized Mortgage Obligations (identified cost $27,230,938)		$27,257,126

Mortgage Pass-Throughs — 0.3%

Security	Principal Amount	Value
Federal National Mortgage Association:
6.00%, with various maturities to 2038	$4,329,864	$4,783,798

Total Mortgage Pass-Throughs (identified cost $4,881,551)		$4,783,798

U.S. Treasury Obligations — 5.8%

Security	Principal Amount	Value
U.S. Treasury Note, 4.25%, 11/15/13(8)	$100,000,000	$100,158,200

Total U.S. Treasury Obligations (identified cost $100,156,241)		$100,158,200

Common Stocks — 0.8%

Security	Shares	Value

Germany — 0.6%
Deutsche EuroShop AG	78,059	$3,470,227
Deutsche Wohnen AG	191,662	3,604,555
GSW Immobilien AG	78,302	3,641,271

Total Germany		$10,716,053

22	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2013

Consolidated Portfolio of Investments — continued

Security	Shares	Value

Luxembourg — 0.2%
GAGFAH SA(9)	259,929	$3,684,447

Total Luxembourg		$3,684,447

Total Common Stocks (identified cost $10,719,260)		$14,400,500

Precious Metals — 1.5%

Description	Troy Ounces	Value
Platinum(9)	17,693	$25,654,891

Total Precious Metals (identified cost $31,063,099)		$25,654,891

Currency Call Options Purchased — 0.0%(4)

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value

Colombian Peso	Bank of America	COP	2,642,040	COP	1,845.00	6/12/14	$9,375
Colombian Peso	Citibank NA	COP	25,036,131	COP	1,757.00	2/18/14	14,514
Colombian Peso	Citibank NA	COP	24,594,379	COP	1,757.00	2/18/14	14,257
Colombian Peso	Citibank NA	COP	23,837,724	COP	1,757.00	2/18/14	13,819
Colombian Peso	Citibank NA	COP	15,432,000	COP	1,757.00	2/18/14	8,946
Colombian Peso	Citibank NA	COP	9,883,105	COP	1,757.00	2/18/14	5,729
Colombian Peso	Citibank NA	COP	31,669,425	COP	1,845.00	6/12/14	112,379
Colombian Peso	JPMorgan Chase Bank	COP	8,918,100	COP	1,757.00	2/18/14	5,170
Colombian Peso	JPMorgan Chase Bank	COP	8,041,196	COP	1,757.00	2/18/14	4,661
Colombian Peso	JPMorgan Chase Bank	COP	5,631,400	COP	1,757.00	2/18/14	3,265
Indian Rupee	Deutsche Bank	INR	1,239,921	INR	57.00	6/16/14	27,626
Indian Rupee	Goldman Sachs International	INR	1,174,748	INR	56.50	6/9/14	20,917
Indian Rupee	Goldman Sachs International	INR	1,217,229	INR	59.00	7/1/14	65,607
Indian Rupee	JPMorgan Chase Bank	INR	1,169,663	INR	56.50	6/9/14	20,826

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value

Indian Rupee	JPMorgan Chase Bank	INR	1,099,074	INR	57.00	6/16/14	$24,488
Indian Rupee	JPMorgan Chase Bank	INR	1,913,473	INR	58.00	6/19/14	65,520
Indian Rupee	JPMorgan Chase Bank	INR	1,159,291	INR	59.00	7/1/14	62,484

Total Currency Call Options Purchased (identified cost $3,724,959)							$479,583

Currency Put Options Purchased — 0.0%(4)

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value

British Pound Sterling	Bank of America	GBP	68,702	GBP	1.35	3/13/14	$16,964
British Pound Sterling	Citibank NA	GBP	50,625	GBP	1.40	3/13/14	29,222
British Pound Sterling	Morgan Stanley & Co. International PLC	GBP	32,707	GBP	1.35	3/13/14	8,076
Yuan Renminbi	Goldman Sachs International	CNY	110,501	CNY	6.35	10/7/14	68,010
Yuan Renminbi	JPMorgan Chase Bank	CNY	102,499	CNY	6.35	10/7/14	63,085
Yuan Renminbi	Standard Chartered Bank	CNY	209,650	CNY	6.25	4/7/14	42,209
Yuan Renminbi Offshore	Goldman Sachs International	CNH	209,650	CNH	6.25	4/4/14	45,045
Yuan Renminbi Offshore	Standard Chartered Bank	CNH	213,000	CNH	6.35	10/6/14	132,643

Total Currency Put Options Purchased (identified cost $3,212,664)							$405,254

Interest Rate Swaptions Purchased — 0.0%(4)

Description	Counterparty	Expiration Date	Notional Amount	Value

Options to receive 3-month USD-LIBOR-BBA Rate and pay 4.60%	Deutsche Bank	8/26/14	$24,000,000	$237,792

Total Interest Rate Swaptions Purchased (identified cost $1,495,200)				$237,792

23	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2013

Consolidated Portfolio of Investments — continued

Call Options Purchased — 0.1%

Description	Counterparty	Number of Contracts (000’s omitted)	Strike Price	Expiration Date	Value

KOSPI 200 Index	Goldman Sachs International	471,500	KRW 300.00	8/14/14	$2,368,392

Total Call Options Purchased (identified cost $1,288,702)					$2,368,392

Short-Term Investments — 48.9%

Foreign Government Securities — 22.1%

Security		Principal Amount (000’s omitted)	Value

Kenya — 1.7%
Kenya Treasury Bill, 0.00%, 4/14/14	KES	571,700	$6,406,377
Kenya Treasury Bill, 0.00%, 4/21/14	KES	630,600	7,051,664
Kenya Treasury Bill, 0.00%, 6/9/14	KES	210,000	2,316,137
Kenya Treasury Bill, 0.00%, 6/16/14	KES	156,000	1,717,165
Kenya Treasury Bill, 0.00%, 8/18/14	KES	61,000	659,603
Kenya Treasury Bill, 0.00%, 9/22/14	KES	782,600	8,378,837
Kenya Treasury Bill, 0.00%, 9/29/14	KES	62,500	667,823
Kenya Treasury Bill, 0.00%, 10/20/14	KES	205,000	2,177,437

Total Kenya			$29,375,043

Lebanon — 1.8%
Lebanon Treasury Bill, 0.00%, 11/7/13	LBP	934,840	$619,973
Lebanon Treasury Bill, 0.00%, 11/21/13	LBP	2,475,910	1,639,153
Lebanon Treasury Bill, 0.00%, 12/5/13	LBP	4,401,980	2,909,127
Lebanon Treasury Bill, 0.00%, 12/19/13	LBP	2,073,810	1,368,112
Lebanon Treasury Bill, 0.00%, 1/2/14	LBP	5,310,150	3,496,725
Lebanon Treasury Bill, 0.00%, 1/16/14	LBP	10,886,990	7,155,602
Lebanon Treasury Bill, 0.00%, 1/30/14	LBP	750,360	492,295
Lebanon Treasury Bill, 0.00%, 4/10/14	LBP	2,768,530	1,798,016
Lebanon Treasury Bill, 0.00%, 4/17/14	LBP	3,053,890	1,981,438
Lebanon Treasury Bill, 0.00%, 5/29/14	LBP	2,827,860	1,823,142
Lebanon Treasury Bill, 0.00%, 6/12/14	LBP	1,946,400	1,252,380
Lebanon Treasury Bill, 0.00%, 7/10/14	LBP	6,058,630	3,882,895
Lebanon Treasury Bill, 0.00%, 7/24/14	LBP	4,482,360	2,866,338

Total Lebanon			$31,285,196

Malaysia — 1.4%
Bank Negara Monetary Note, 0.00%, 11/12/13	MYR	21,026	$6,657,416
Bank Negara Monetary Note, 0.00%, 11/19/13	MYR	52,197	16,517,880
Bank Negara Monetary Note, 0.00%, 12/10/13	MYR	2,800	884,652

Total Malaysia			$24,059,948

Security		Principal Amount (000’s omitted)	Value

Mexico — 3.2%
Mexico Cetes, 0.00%, 2/6/14	MXN	31,500	$2,392,996
Mexico Cetes, 0.00%, 3/6/14	MXN	106,145	8,041,693
Mexico Cetes, 0.00%, 4/3/14	MXN	562,189	42,474,690
Mexico Cetes, 0.00%, 6/26/14	MXN	32,210	2,413,346

Total Mexico			$55,322,725

Nigeria — 3.9%
Nigeria Treasury Bill, 0.00%, 11/7/13	NGN	450,005	$2,831,378
Nigeria Treasury Bill, 0.00%, 11/14/13	NGN	1,083,845	6,798,177
Nigeria Treasury Bill, 0.00%, 11/21/13	NGN	158,100	990,802
Nigeria Treasury Bill, 0.00%, 12/12/13	NGN	406,400	2,526,617
Nigeria Treasury Bill, 0.00%, 12/19/13	NGN	671,700	4,164,794
Nigeria Treasury Bill, 0.00%, 1/2/14	NGN	546,800	3,371,129
Nigeria Treasury Bill, 0.00%, 1/9/14	NGN	5,060,290	31,162,731
Nigeria Treasury Bill, 0.00%, 1/23/14	NGN	476,600	2,920,278
Nigeria Treasury Bill, 0.00%, 2/6/14	NGN	57,300	348,928
Nigeria Treasury Bill, 0.00%, 2/20/14	NGN	60,200	365,537
Nigeria Treasury Bill, 0.00%, 6/5/14	NGN	1,921,727	11,271,720

Total Nigeria			$66,752,091

Philippines — 4.5%
Philippine Treasury Bill, 0.00%, 11/6/13	PHP	440,690	$10,198,742
Philippine Treasury Bill, 0.00%, 1/8/14	PHP	532,750	12,327,027
Philippine Treasury Bill, 0.00%, 2/5/14	PHP	234,990	5,437,023
Philippine Treasury Bill, 0.00%, 4/10/14	PHP	1,811,440	41,900,737
Philippine Treasury Bill, 0.00%, 10/8/14	PHP	315,710	7,289,340

Total Philippines			$77,152,869

Romania — 0.7%
Romania Treasury Bill, 0.00%, 1/15/14	RON	42,700	$12,988,468

Total Romania			$12,988,468

Serbia — 0.5%
Serbia Treasury Bill, 0.00%, 2/20/14	RSD	347,160	$4,011,177
Serbia Treasury Bill, 0.00%, 4/3/14	RSD	345,810	3,948,139

Total Serbia			$7,959,316

Singapore — 0.1%
Singapore Treasury Bill, 0.00%, 3/21/14	SGD	2,994	$2,408,226

Total Singapore			$2,408,226

24	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2013

Consolidated Portfolio of Investments — continued

Security		Principal Amount (000’s omitted)	Value

Sri Lanka — 3.4%
Sri Lanka Treasury Bill, 0.00%, 1/17/14	LKR	940,730	$7,068,723
Sri Lanka Treasury Bill, 0.00%, 2/28/14	LKR	941,700	7,003,030
Sri Lanka Treasury Bill, 0.00%, 4/11/14	LKR	1,285,010	9,451,685
Sri Lanka Treasury Bill, 0.00%, 4/18/14	LKR	835,000	6,131,086
Sri Lanka Treasury Bill, 0.00%, 4/25/14	LKR	71,690	525,479
Sri Lanka Treasury Bill, 0.00%, 5/9/14	LKR	557,490	4,071,625
Sri Lanka Treasury Bill, 0.00%, 6/27/14	LKR	156,420	1,126,840
Sri Lanka Treasury Bill, 0.00%, 7/4/14	LKR	822,750	5,915,736
Sri Lanka Treasury Bill, 0.00%, 7/11/14	LKR	2,400,000	17,222,393
Sri Lanka Treasury Bill, 0.00%, 10/10/14	LKR	178,240	1,247,946

Total Sri Lanka			$59,764,543

Uruguay — 0.0%(4)
Monetary Regulation Bill, 0.00%, 8/29/14	UYU	6,495	$268,952

Total Uruguay			$268,952

Zambia — 0.9%
Zambia Treasury Bill, 0.00%, 7/28/14	ZMW	4,195	$699,121
Zambia Treasury Bill, 0.00%, 8/11/14	ZMW	27,785	4,596,236
Zambia Treasury Bill, 0.00%, 8/25/14	ZMW	20,800	3,419,486
Zambia Treasury Bill, 0.00%, 9/8/14	ZMW	13,970	2,284,866
Zambia Treasury Bill, 0.00%, 9/22/14	ZMW	25,600	4,155,495

Total Zambia			$15,155,204

Total Foreign Government Securities (identified cost $384,803,565)			$382,492,581

U.S. Treasury Obligations — 9.6%

Security		Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 11/7/13(8)		$100,000	$99,999,700
U.S. Treasury Bill, 0.00%, 12/19/13(8)		16,000	15,999,328
U.S. Treasury Bill, 0.00%, 1/9/14		49,200	49,197,540

Total U.S. Treasury Obligations (identified cost $165,197,686)			$165,196,568

Repurchase Agreements — 9.5%

Description		Principal Amount (000’s omitted)	Value

Bank of America:
Dated 10/23/13 with a maturity date of 12/5/13, an interest rate of 0.45% payable by the Portfolio and repurchase proceeds of USD 5,519,252, collateralized by USD 5,700,000 Dominican Republic International Bond 5.875%, due 4/18/24 and a market value, including accrued interest, of $5,646,543.	USD	5,522	$5,521,875
Dated 10/31/13 with a maturity date of 11/12/13, an interest rate of 0.40% payable by the Portfolio and repurchase proceeds of EUR 4,882,120, collateralized by EUR 4,200,000 European Investment Bank 3.625%, due 1/15/21 and a market value, including accrued interest, of $6,640,316.	EUR	4,883	6,629,211
Dated 10/31/13 with a maturity date of 11/12/13, an interest rate of 0.40% payable by the Portfolio and repurchase proceeds of EUR 6,472,122, collateralized by EUR 5,300,000 European Investment Bank 4.625%, due 4/15/20 and a market value, including accrued interest, of $8,809,146.	EUR	6,473	8,788,202
Dated 10/31/13 with a maturity date of 11/12/13, an interest rate of 0.40% payable by the Portfolio and repurchase proceeds of EUR 7,176,254, collateralized by EUR 6,050,000 European Investment Bank 4.25%, due 4/15/19 and a market value, including accrued interest, of $9,749,977.	EUR	7,177	9,744,312
Dated 10/31/13 with a maturity date of 11/7/13, an interest rate of 0.09% payable by the Portfolio and repurchase proceeds of EUR 11,944,268, collateralized by EUR 10,507,000 Government of France 4.00%, due 10/25/38 and a market value, including accrued interest, of $16,270,328.	EUR	11,944	16,217,443
Barclays Bank PLC:
Dated 10/11/13 with a maturity date of 11/15/13, an interest rate of 0.00% and repurchase proceeds of USD 3,942,788, collateralized by USD 3,470,000 Qatar Government International Bond 5.25%, due 1/20/20 and a market value, including accrued interest, of $3,998,235.	USD	3,943	3,942,788
Dated 10/11/13 with a maturity date of 11/15/13, an interest rate of 0.10% payable by the Portfolio and repurchase proceeds of USD 9,282,066, collateralized by USD 9,632,000 SoQ Sukuk A Q.S.C. 3.241%, due 1/18/23 and a market value, including accrued interest, of $9,493,038.	USD	9,283	9,282,840

25	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2013

Consolidated Portfolio of Investments — continued

Description		Principal Amount (000’s omitted)	Value

Barclays Bank PLC: (continued)
Dated 10/15/13 with a maturity date of 11/18/13, an interest rate of 0.35% payable by the Portfolio and repurchase proceeds of USD 6,402,195, collateralized by USD 5,630,000 Dominican Republic International Bond 8.625%, due 4/20/27 and a market value, including accrued interest, of $6,371,107.	USD	6,404	$6,404,125
Dated 10/15/13 with a maturity date of 11/18/13, an interest rate of 0.55% payable by the Portfolio and repurchase proceeds of USD 2,798,589, collateralized by USD 2,557,000 Qatar Government International Bond 5.75%, due 1/20/42 and a market value, including accrued interest, of $2,841,164.	USD	2,800	2,799,915
Dated 10/21/13 with a maturity date of 11/22/13, an interest rate of 0.10% and repurchase proceeds of USD 3,477,290, collateralized by USD 3,040,000 Qatar Government International Bond 5.25%, due 1/20/20 and a market value, including accrued interest, of $3,502,777.	USD	3,477	3,477,000
Dated 10/21/13 with a maturity date of 11/22/13, an interest rate of 0.20% payable by the Portfolio and repurchase proceeds of USD 3,519,163, collateralized by USD 3,610,000 SoQ Sukuk A Q.S.C. 3.241%, due 1/18/23 and a market value, including accrued interest, of $3,557,918.	USD	3,520	3,519,750
Dated 10/25/13 with a maturity date of 11/27/13, an interest rate of 0.15% payable by the Portfolio and repurchase proceeds of USD 3,568,754, collateralized by USD 3,656,000 Dominican Republic International Bond 5.875%, due 4/18/24 and a market value, including accrued interest, of $3,621,712.	USD	3,569	3,569,170
Dated 10/30/13 with a maturity date of 12/5/13, an interest rate of 0.20% payable by the Portfolio and repurchase proceeds of USD 2,302,583, collateralized by USD 2,344,000 SoQ Sukuk A Q.S.C. 3.241%, due 1/18/23 and a market value, including accrued interest, of $2,310,183.	USD	2,303	2,302,980
Dated 10/31/13 with a maturity date of 11/12/13, an interest rate of 0.10% payable by the Portfolio and repurchase proceeds of EUR 14,568,804, collateralized by EUR 12,738,000 Government of France 3.75%, due 10/25/19 and a market value, including accrued interest, of $19,815,779.	EUR	14,569	19,781,168
Nomura International PLC:
Dated 10/2/13 with a maturity date of 11/6/13, an interest rate of 0.50% payable by the Portfolio and repurchase proceeds of USD 4,205,431, collateralized by USD 3,900,000 Qatar Government International Bond 4.50%, due 1/20/22 and a market value, including accrued interest, of $4,280,738.	USD	4,207	4,207,183

Description		Principal Amount (000’s omitted)	Value

Nomura International PLC: (continued)
Dated 10/11/13 with a maturity date of 11/18/13, an interest rate of 0.50% payable by the Portfolio and repurchase proceeds of USD 4,185,769, collateralized by USD 3,510,000 Qatar Government International Bond 6.55%, due 4/9/19 and a market value, including accrued interest, of $4,243,600.	USD	4,188	$4,187,688
Dated 10/11/13 with a maturity date of 11/18/13, an interest rate of 0.50% payable by the Portfolio and repurchase proceeds of USD 4,808,268, collateralized by USD 4,032,000 Qatar Government International Bond 6.55%, due 4/9/19 and a market value, including accrued interest, of $4,874,699.	USD	4,810	4,810,473
Dated 10/28/13 with a maturity date of 11/7/13, an interest rate of 0.01% payable by the Portfolio and repurchase proceeds of EUR 16,981,479, collateralized by EUR 15,060,000 Belgium Kingdom Government Bond 3.75%, due 9/28/20 and a market value, including accrued interest, of $23,224,894.	EUR	16,982	23,056,635
Dated 10/28/13 with a maturity date of 11/7/13, an interest rate of 0.04% payable by the Portfolio and repurchase proceeds of EUR 4,365,848, collateralized by EUR 4,000,000 Spain Government Bond 4.60%, due 7/30/19 and a market value, including accrued interest, of $5,962,673.	EUR	4,366	5,927,773
Dated 10/31/13 with a maturity date of 11/12/13, an interest rate of 0.00% and repurchase proceeds of EUR 1,196,805, collateralized by EUR 1,045,400 Government of France 3.75%, due 10/25/19 and a market value, including accrued interest, of $1,626,269.	EUR	1,197	1,624,962
Dated 10/31/13 with a maturity date of 11/12/13, an interest rate of 0.00% and repurchase proceeds of EUR 14,218,641, collateralized by EUR 12,479,000 Government of France 4.00%, due 10/25/38 and a market value, including accrued interest, of $19,324,015.	EUR	14,219	19,305,350

Total Repurchase Agreements (identified cost $165,547,030)			$165,100,843

26	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2013

Consolidated Portfolio of Investments — continued

Other — 7.7%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.14%(10)	$133,491	$133,491,123

Total Other (identified cost $133,491,123)		$133,491,123

Total Short-Term Investments (identified cost $849,039,404)		$846,281,115

Total Investments — 106.0% (identified cost $1,840,016,965)		$1,835,986,222

Currency Put Options Written — (0.2)%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)	Strike Price	Expiration Date	Value
Indian Rupee	Deutsche Bank	INR 1,192,265	INR 67.00	6/16/14	$(497,993)
Indian Rupee	Goldman Sachs International	INR 1,069,315	INR 65.00	6/9/14	(620,318)
Indian Rupee	Goldman Sachs International	INR 1,485,432	INR 72.00	7/1/14	(304,761)
Indian Rupee	JPMorgan Chase Bank	INR 1,088,360	INR 65.00	6/9/14	(631,366)
Indian Rupee	JPMorgan Chase Bank	INR 1,007,211	INR 67.00	6/16/14	(420,699)
Indian Rupee	JPMorgan Chase Bank	INR 2,309,364	INR 70.00	6/19/14	(597,993)
Indian Rupee	JPMorgan Chase Bank	INR 1,414,728	INR 72.00	7/1/14	(290,255)

Total Currency Put Options Written (premiums received $2,584,548)					$(3,363,385)

Other Assets, Less Liabilities — (5.8)%					$(100,993,049)

Net Assets — 100.0%					$1,731,629,788

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CNH	-	Yuan Renminbi Offshore
CNY	-	Yuan Renminbi
COP	-	Colombian Peso
EUR	-	Euro
GBP	-	British Pound Sterling

GHS	-	Ghanaian Cedi
INR	-	Indian Rupee
JOD	-	Jordanian Dinar
KES	-	Kenyan Shilling
KRW	-	South Korean Won
LBP	-	Lebanese Pound
LKR	-	Sri Lankan Rupee
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NGN	-	Nigerian Naira
NZD	-	New Zealand Dollar
PHP	-	Philippine Peso
RON	-	Romanian Leu
RSD	-	Serbian Dinar
SGD	-	Singapore Dollar
TRY	-	New Turkish Lira
USD	-	United States Dollar
UYU	-	Uruguayan Peso
ZMW	-	Zambian Kwacha

(1)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At October 31, 2013, the aggregate value of these securities is $140,337,674 or 8.1% of the Portfolio's net assets.

(2)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At October 31, 2013, the aggregate value of these securities is $81,890,511 or 4.7% of the Portfolio's net assets.

(4)	Amount is less than 0.05%.

(5)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2013.

(6)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(7)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at October 31, 2013.

(8)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts and/or securities sold short.

(9)	Non-income producing.

27	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2013

Consolidated Portfolio of Investments — continued

(10)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2013.

Securities Sold Short — (9.5)%

Foreign Government Bonds — (9.5)%

Security		Principal Amount (000’s omitted)	Value

Belgium — (1.3)%
Belgium Kingdom Government Bond, 3.75%, 9/28/20	EUR	(15,060)	$(23,153,467)

Total Belgium			$(23,153,467)

Dominican Republic — (0.9)%
Dominican Republic International Bond, 5.875%, 4/18/24	USD	(5,700)	$(5,634,450)
Dominican Republic International Bond, 5.875%, 4/18/24	USD	(3,656)	(3,613,956)
Dominican Republic International Bond, 8.625%, 4/20/27	USD	(5,630)	(6,356,270)

Total Dominican Republic			$(15,604,676)

France — (3.3)%
Government of France, 3.75%, 10/25/19	EUR	(13,783)	$(21,428,589)
Government of France, 4.00%, 10/25/38	EUR	(22,986)	(35,570,402)

Total France			$(56,998,991)

Qatar — (2.2)%
Qatar Government International Bond, 4.50%, 1/20/22	USD	(3,900)	$(4,231,500)
Qatar Government International Bond, 5.25%, 1/20/20	USD	(6,510)	(7,405,125)
Qatar Government International Bond, 5.75%, 1/20/42	USD	(2,557)	(2,799,915)
Qatar Government International Bond, 6.55%, 4/9/19	USD	(7,542)	(9,088,110)
SoQ Sukuk A Q.S.C., 3.241%, 1/18/23	USD	(15,586)	(15,216,612)

Total Qatar			$(38,741,262)

Spain — (0.4)%
Spain Government Bond, 4.60%, 7/30/19	EUR	(4,000)	$(5,898,334)

Total Spain			$(5,898,334)

Security		Principal Amount (000’s omitted)	Value

Supranational — (1.4)%
European Investment Bank, 3.625%, 1/15/21	EUR	(4,200)	$(6,476,075)
European Investment Bank, 4.25%, 4/15/19	EUR	(6,050)	(9,558,683)
European Investment Bank, 4.625%, 4/15/20	EUR	(5,300)	(8,626,780)

Total Supranational			$(24,661,538)

Total Foreign Government Bonds (proceeds $155,319,273)			$(165,058,268)

Total Securities Sold Short (proceeds $155,319,273)			$(165,058,268)

EUR	–	Euro
USD	–	United States Dollar

28	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2013

Consolidated Statement of Assets and Liabilities

Assets	October 31, 2013
Investments —
Securities of unaffiliated issuers, at value (identified cost, $1,675,462,743)	$1,676,840,208
Affiliated investments, at value (identified cost, $133,491,123)	133,491,123
Precious metals, at value (identified cost, $31,063,099)	25,654,891
Total Investments, at value (identified cost, $1,840,016,965)	$1,835,986,222
Cash	$3,221,499
Restricted cash*	6,729,182
Foreign currency, at value (identified cost, $23,035,887)	22,955,185
Interest receivable	17,568,333
Interest receivable from affiliated investment	3,681
Receivable for investments sold	106,026,822
Receivable for open forward commodity contracts	547,013
Receivable for open forward foreign currency exchange contracts	9,021,236
Receivable for open swap contracts	27,817,985
Premium paid on open swap contracts	48,488,831
Tax reclaims receivable	34,437
Total assets	$2,078,400,426

Liabilities
Written options outstanding, at value (premiums received, $2,584,548)	$3,363,385
Payable for investments purchased	114,830,962
Payable for variation margin on open centrally cleared swap contracts	213,000
Payable for variation margin on open futures contracts	529,834
Payable for open forward foreign currency exchange contracts	23,015,199
Payable for open swap contracts	22,988,783
Premium payable for open swap contracts	445,814
Premium received on open swap contracts	12,731,440
Payable for securities sold short, at value (proceeds, $155,319,273)	165,058,268
Payable to affiliates:
Investment adviser fee	1,375,403
Trustees’ fees	5,667
Interest payable	1,717,154
Accrued expenses	495,729
Total liabilities	$346,770,638
Net Assets applicable to investors’ interest in Portfolio	$1,731,629,788

Sources of Net Assets
Investors’ capital	$1,760,805,612
Net unrealized depreciation	(29,175,824)
Total	$1,731,629,788

*	Represents restricted cash on deposit at the broker as collateral for open derivative contracts.

29	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2013

Consolidated Statement of Operations

Investment Income	Year Ended October 31, 2013
Interest (net of foreign taxes, $112,931)	$74,888,493
Dividends (net of foreign taxes, $101,345)	582,308
Interest allocated from affiliated investment	190,531
Expenses allocated from affiliated investment	(21,476)
Total investment income	$75,639,856

Expenses
Investment adviser fee	$14,668,014
Trustees’ fees and expenses	59,894
Custodian fee	1,993,393
Legal and accounting services	149,182
Interest expense and fees	285,085
Interest expense on securities sold short	6,084,091
Miscellaneous	153,851
Total expenses	$23,393,510
Deduct —
Reduction of custodian fee	$5,003
Total expense reductions	$5,003

Net expenses	$23,388,507

Net investment income	$52,251,349

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (including a loss of $106,495 from precious metals)	$4,364,029
Investment transactions allocated from affiliated investment	5,222
Written options	8,650,146
Securities sold short	3,168,376
Futures contracts	(1,914,497)
Swap contracts	(55,100,632)
Forward commodity contracts	3,232,493
Foreign currency and forward foreign currency exchange contract transactions	(32,191,754)
Net realized loss	$(69,786,617)
Change in unrealized appreciation (depreciation) —
Investments (including net decrease of $2,025,805 from precious metals)	$(28,638,178)
Written options	(4,612,900)
Securities sold short	(449,239)
Futures contracts	(4,947,708)
Swap contracts	24,649,059
Forward commodity contracts	1,380,676
Foreign currency and forward foreign currency exchange contracts	(6,130,480)
Net change in unrealized appreciation (depreciation)	$(18,748,770)

Net realized and unrealized loss	$(88,535,387)

Net decrease in net assets from operations	$(36,284,038)

30	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2013

Consolidated Statements of Changes in Net Assets

	Year Ended October 31,
Increase (Decrease) in Net Assets	2013	2012
From operations —
Net investment income	$52,251,349	$46,978,399
Net realized gain (loss) from investment transactions, written options, securities sold short, futures contracts, swap contracts, forward commodity contracts, and foreign currency and forward foreign currency exchange contract transactions	(69,786,617)	18,418,323
Net change in unrealized appreciation (depreciation) from investments, written options, securities sold short, futures contracts, swap contracts, forward commodity contracts, foreign currency and forward foreign currency exchange contracts	(18,748,770)	(9,733,037)
Net increase (decrease) in net assets from operations	$(36,284,038)	$55,663,685
Capital transactions —
Contributions	$739,654,827	$332,353,874
Withdrawals	(159,206,013)	(266,295,812)
Net increase in net assets from capital transactions	$580,448,814	$66,058,062

Net increase in net assets	$544,164,776	$121,721,747

Net Assets
At beginning of year	$1,187,465,012	$1,065,743,265
At end of year	$1,731,629,788	$1,187,465,012

31	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2013

Consolidated Supplementary Data

	Year Ended October 31,						Period Ended October 31, 2010(1)
Ratios/Supplemental Data	2013		2012		2011
Ratios (as a percentage of average daily net assets):
Expenses(2)	1.53	%(3)	1.62	%(3)	1.42	%(3)	1.47	%(4)
Net investment income	3.41%		4.28%		2.10%		1.30	%(4)
Portfolio Turnover	65%		91%		50%		7	%(5)

Total Return	(1.50)%		5.20%		0.45%		0.63	%(5)

Net assets, end of period (000’s omitted)	$1,731,630		$1,187,465		$1,065,743		$182,405

(1)	For the period from the start of business, August 31, 2010, to October 31, 2010.

(2)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(3)	Includes interest and dividend expense, primarily on securities sold short, of 0.42%, 0.47% and 0.25% for the years ended October 31, 2013, 2012 and 2011, respectively.

(4)	Annualized.

(5)	Not annualized.

32	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2013

Notes to Consolidated Financial Statements

1  Significant Accounting Policies

Global Macro Absolute Return Advantage Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2013, Eaton Vance Global Macro Absolute Return Advantage Fund, Eaton Vance Short Duration Strategic Income Fund (formerly, Eaton Vance Strategic Income Fund), Eaton Vance Multi-Strategy Absolute Return Fund, Eaton Vance International (Cayman Islands) Strategic Income Fund and Eaton Vance Multi-Strategy All Market Fund held an interest of 69.7%, 20.4%, 4.7%, 4.1% and 1.0%, respectively, in the Portfolio.

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMAP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at October 31, 2013 were $36,957,017 or 2.1% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days and excluding most seasoned, fixed-rate 30-year mortgage-backed securities as noted below) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Most seasoned, fixed-rate 30-year mortgage-backed securities are valued through the use of the investment adviser’s matrix pricing system, which takes into account bond prices, yield differentials, anticipated prepayments and interest rates provided by dealers. Short-term obligations purchased with a remaining maturity of sixty days or less (excluding those that are non-U.S. dollar denominated, which typically are valued by a pricing service or dealer quotes) are generally valued at amortized cost, which approximates market value.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Commodities. Precious metals are valued at the New York composite mean quotation reported by Bloomberg at the valuation time.

Derivatives. Exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial and commodities futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Forward commodity contracts are generally valued based on the price of the underlying futures or forward contract provided by the exchange on which the underlying instruments are traded or if unavailable, based on forward rates provided by broker/dealers. Swaps (other than centrally cleared) and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, or in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. In the case of total return swaps, the pricing service valuations are based on the value of the underlying index or instrument and reference interest rate. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

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Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

As of October 31, 2013, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Consolidated Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder.

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Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Financial and Commodities Futures Contracts — Upon entering into a financial or commodities futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, index, commodity or currency, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial or commodities futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial or commodities futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange and Forward Commodity Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Unrealized and realized gains and losses on forward commodity contracts, which are entered into for the purchase or sale of a specific commodity at a fixed price on a future date, are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and, in the case of forward foreign currency exchange contracts, from movements in the value of a foreign currency relative to the U.S. dollar.

K  Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

L  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

M  Interest Rate Swaps — Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared swaps, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment.

Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

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Notes to Consolidated Financial Statements — continued

N  Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

O  Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. All upfront payments, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 5 and 8. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

P  Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

Q  Swaptions — A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked to market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked to market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the present terms of the underlying swap contract.

R  Repurchase Agreements — A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked to market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. Since in such a transaction, the Portfolio normally will have used the purchased securities to settle the short sale, the Portfolio will segregate liquid assets equal to the marked to market value of the purchased securities that it is obligated to return to the counterparty under the repurchase agreement. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.

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S  Securities Sold Short — A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest and dividends payable on securities sold short are recorded as an expense.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. Pursuant to the investment advisory agreement between the Portfolio and BMR and the investment advisory agreement between the Subsidiary and BMR, the Portfolio and Subsidiary each pay BMR a fee at an annual rate of 1.00% of its respective average daily net assets up to $500 million, 0.95% from $500 million but less than $1 billion, 0.925% from $1 billion but less than $2.5 billion, 0.90% from $2.5 billion but less than $5 billion, and 0.88% of average daily net assets of $5 billion or more, and is payable monthly. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the year ended October 31, 2013, the Portfolio’s investment adviser fee amounted to $14,668,014 or 0.96% of the Portfolio’s consolidated average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2013, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and securities sold short, for the year ended October 31, 2013 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$796,347,690	$486,901,895
U.S. Government and Agency Securities	2,224,837	2,128,232

	$798,572,527	$489,030,127

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at October 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,846,939,160

Gross unrealized appreciation	$24,996,139
Gross unrealized depreciation	(35,949,077)

Net unrealized depreciation	$(10,952,938)

The net unrealized appreciation (depreciation) on derivative contracts, foreign currency and securities sold short at October 31, 2013 on a federal income tax basis was $(11,845,041).

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, forward commodity contracts, forward foreign currency exchange contracts, futures contracts and swap contracts and may involve,

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Notes to Consolidated Financial Statements — continued

to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of written options at October 31, 2013 is included in the Portfolio of Investments.

A summary of obligations under these financial instruments at October 31, 2013 is as follows:

Forward Commodity Contracts(1)

Sales
Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation

12/27/13	Gold 8,388 Troy Ounces	United States Dollar 11,504,821	Citibank NA	$398,952
12/27/13	Gold 3,113 Troy Ounces	United States Dollar 4,267,641	Merrill Lynch International	148,061

				$547,013

(1)	Non-deliverable contracts that are settled with the counterparty in cash.

Forward Foreign Currency Exchange Contracts
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

11/1/13	Japanese Yen 2,315,396,000	United States Dollar 23,594,709	Standard Chartered Bank	$47,511	$—	$47,511
11/1/13	Japanese Yen 1,432,200,000	United States Dollar 14,575,037	Standard Chartered Bank	9,798	—	9,798
11/1/13	Russian Ruble 2,767,221,000	United States Dollar 86,369,314	HSBC Bank USA	84,428	—	84,428
11/1/13	Russian Ruble 2,100,899,051	United States Dollar 64,410,773	HSBC Bank USA	—	(1,097,488)	(1,097,488)
11/1/13	Russian Ruble 666,321,949	United States Dollar 20,423,849	Standard Chartered Bank	—	(352,776)	(352,776)
11/1/13	United States Dollar 65,572,359	Russian Ruble 2,100,899,051	HSBC Bank USA	—	(64,099)	(64,099)
11/1/13	United States Dollar 86,529,737	Russian Ruble 2,767,221,000	HSBC Bank USA	—	(244,852)	(244,852)
11/1/13	United States Dollar 13,689,635	Japanese Yen 1,345,123,000	Nomura International PLC	—	(9,954)	(9,954)
11/1/13	United States Dollar 24,450,536	Japanese Yen 2,402,473,000	Nomura International PLC	—	(17,779)	(17,779)
11/1/13	United States Dollar 20,796,955	Russian Ruble 666,321,949	Standard Chartered Bank	—	(20,330)	(20,330)
11/4/13	Brazilian Real 25,816,000	United States Dollar 11,720,694	BNP Paribas	196,723	—	196,723
11/4/13	Brazilian Real 77,449,000	United States Dollar 34,007,455	BNP Paribas	—	(564,905)	(564,905)
11/4/13	Brazilian Real 51,633,000	United States Dollar 23,441,841	Morgan Stanley & Co. International PLC	393,453	—	393,453
11/4/13	United States Dollar 11,836,772	Brazilian Real 25,816,000	BNP Paribas	—	(312,801)	(312,801)

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Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

11/4/13	United States Dollar 35,162,535	Brazilian Real 77,449,000	BNP Paribas	$—	$(590,176)	$(590,176)
11/4/13	United States Dollar 23,679,431	Brazilian Real 51,633,000	Morgan Stanley & Co. International PLC	—	(631,043)	(631,043)
11/5/13	Euro 36,000,000	United States Dollar 49,006,800	Bank of America	127,718	—	127,718
11/5/13	Euro 28,306,000	United States Dollar 38,527,297	Goldman Sachs International	94,760	—	94,760
11/5/13	Indian Rupee 1,003,227,111	United States Dollar 14,500,645	Citibank NA	—	(1,823,936)	(1,823,936)
11/5/13	Indian Rupee 845,868,000	United States Dollar 13,774,108	Goldman Sachs International	10,086	—	10,086
11/5/13	Swiss Franc 11,968,000	United States Dollar 12,984,984	Goldman Sachs International	—	(205,182)	(205,182)
11/5/13	Swiss Franc 12,257,875	United States Dollar 13,074,927	Goldman Sachs International	—	(434,715)	(434,715)
11/5/13	Swiss Franc 32,569,680	United States Dollar 35,208,562	Goldman Sachs International	—	(687,116)	(687,116)
11/5/13	Swiss Franc 22,502,600	United States Dollar 24,073,904	Goldman Sachs International	—	(726,649)	(726,649)
11/5/13	United States Dollar 24,786,792	Euro 18,000,000	Bank of America	—	(347,251)	(347,251)
11/5/13	United States Dollar 24,840,486	Euro 18,000,000	Bank of America	—	(400,945)	(400,945)
11/5/13	United States Dollar 16,336,543	Indian Rupee 1,003,227,111	Citibank NA	—	(11,962)	(11,962)
11/5/13	United States Dollar 13,654,044	Indian Rupee 845,868,000	Goldman Sachs International	109,979	—	109,979
11/5/13	United States Dollar 87,554,549	Swiss Franc 79,298,155	Goldman Sachs International	—	(158,510)	(158,510)
11/5/13	United States Dollar 19,485,058	Euro 14,153,000	Goldman Sachs International	—	(268,790)	(268,790)
11/5/13	United States Dollar 19,531,522	Euro 14,153,000	Goldman Sachs International	—	(315,254)	(315,254)
11/6/13	Philippine Peso 106,993,930	United States Dollar 2,485,861	Goldman Sachs International	10,009	—	10,009
11/6/13	Philippine Peso 9,742,000	United States Dollar 225,943	Goldman Sachs International	512	—	512
11/6/13	United States Dollar 6,027,234	Philippine Peso 262,034,000	Barclays Bank PLC	36,262	—	36,262
11/6/13	United States Dollar 2,033,997	Philippine Peso 88,428,000	Goldman Sachs International	12,237	—	12,237
11/6/13	United States Dollar 233,272	Philippine Peso 10,058,000	Standard Chartered Bank	—	(529)	(529)
11/6/13	United States Dollar 6,790,016	Philippine Peso 292,446,000	Standard Chartered Bank	—	(22,783)	(22,783)
11/12/13	Euro 18,261,798	United States Dollar 24,010,338	Bank of America	—	(785,043)	(785,043)
11/12/13	Euro 30,954,055	United States Dollar 40,697,928	Bank of America	—	(1,330,662)	(1,330,662)

39

Global Macro Absolute Return Advantage Portfolio

October 31, 2013

Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

11/12/13	Euro 3,287,273	United States Dollar 4,321,712	Goldman Sachs International	$—	$(141,659)	$(141,659)

11/12/13	Euro 5,571,983	United States Dollar 7,325,375	Goldman Sachs International	—	(240,115)	(240,115)
11/12/13	Malaysian Ringgit 21,026,000	United States Dollar 6,448,506	Goldman Sachs International	—	(196,172)	(196,172)
11/12/13	Russian Ruble 1,468,851,000	United States Dollar 45,227,074	Bank of America	—	(517,095)	(517,095)
11/12/13	Russian Ruble 1,169,023,000	United States Dollar 36,045,468	HSBC Bank USA	—	(361,211)	(361,211)
11/12/13	United States Dollar 41,237,766	Euro 30,954,055	Bank of America	790,823	—	790,823
11/12/13	United States Dollar 5,902,127	Euro 4,389,455	Bank of America	57,758	—	57,758
11/12/13	United States Dollar 3,362,104	Euro 2,483,549	Bank of America	9,992	—	9,992
11/12/13	United States Dollar 2,821,220	Euro 2,077,673	Bank of America	—	(211)	(211)
11/12/13	United States Dollar 5,237,453	Euro 3,856,115	Bank of America	—	(1,723)	(1,723)
11/12/13	United States Dollar 7,419,876	Euro 5,571,983	Goldman Sachs International	145,614	—	145,614
11/13/13	Euro 822,252	Romanian Leu 3,679,000	JPMorgan Chase Bank	9,211	—	9,211
11/13/13	Euro 3,419,137	Romanian Leu 15,222,000	Standard Chartered Bank	14,975	—	14,975
11/18/13	Indian Rupee 157,359,111	United States Dollar 2,553,702	Citibank NA	16,313	—	16,313
11/18/13	Indian Rupee 209,011,000	United States Dollar 3,386,823	JPMorgan Chase Bank	16,556	—	16,556
11/18/13	Japanese Yen 13,993,697,000	United States Dollar 141,064,072	Goldman Sachs International	—	(1,258,567)	(1,258,567)
11/18/13	United States Dollar 5,246,367	Colombian Peso 9,959,966,000	Bank of America	10,592	—	10,592
11/18/13	United States Dollar 21,429,676	Indian Rupee 1,365,799,000	Barclays Bank PLC	593,597	—	593,597
11/18/13	United States Dollar 8,758,039	Colombian Peso 16,614,000,000	Citibank NA	10,979	—	10,979
11/18/13	United States Dollar 18,301,865	Japanese Yen 1,805,845,000	Goldman Sachs International	64,449	—	64,449
11/18/13	United States Dollar 30,529,316	Japanese Yen 2,964,650,000	Goldman Sachs International	—	(377,398)	(377,398)
11/18/13	United States Dollar 13,178,304	Indian Rupee 839,906,000	Standard Chartered Bank	365,036	—	365,036
11/19/13	Malaysian Ringgit 23,425,000	United States Dollar 7,181,838	Deutsche Bank	—	(203,035)	(203,035)
11/19/13	Malaysian Ringgit 9,355,000	United States Dollar 2,856,445	JPMorgan Chase Bank	—	(92,775)	(92,775)
11/19/13	Malaysian Ringgit 19,417,000	United States Dollar 5,953,943	Standard Chartered Bank	—	(167,383)	(167,383)

40

Global Macro Absolute Return Advantage Portfolio

October 31, 2013

Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

11/20/13	Chilean Peso 2,752,101,000	United States Dollar 5,288,434	JPMorgan Chase Bank	$—	$(71,584)	$(71,584)
11/20/13	Chilean Peso 6,345,824,000	United States Dollar 12,203,508	Standard Chartered Bank	—	(155,678)	(155,678)
11/20/13	United States Dollar 4,203,626	Chilean Peso 2,124,512,417	JPMorgan Chase Bank	—	(65,905)	(65,905)
11/20/13	United States Dollar 12,067,940	Chilean Peso 6,043,624,239	JPMorgan Chase Bank	—	(297,321)	(297,321)
11/20/13	United States Dollar 1,856,606	Chilean Peso 929,788,344	Standard Chartered Bank	—	(45,742)	(45,742)
11/22/13	United States Dollar 26,116,691	Colombian Peso 49,663,500,000	Standard Chartered Bank	86,467	—	86,467
11/25/13	United States Dollar 44,686,473	Israeli Shekel 157,779,000	Standard Chartered Bank	40,790	—	40,790
11/26/13	Malaysian Ringgit 23,463,765	United States Dollar 7,020,665	JPMorgan Chase Bank	—	(358,543)	(358,543)
11/26/13	Thai Baht 226,202,675	United States Dollar 6,928,106	Bank of America	—	(329,403)	(329,403)
11/26/13	Thai Baht 827,156,604	United States Dollar 25,376,794	JPMorgan Chase Bank	—	(1,161,784)	(1,161,784)
11/26/13	United States Dollar 13,246,938	Thai Baht 416,965,000	Citibank NA	131,010	—	131,010
11/26/13	United States Dollar 10,093,723	Thai Baht 317,631,000	Deutsche Bank	97,182	—	97,182
11/26/13	United States Dollar 10,867,958	Thai Baht 341,928,790	Goldman Sachs International	102,520	—	102,520
11/26/13	United States Dollar 7,858,751	Malaysian Ringgit 24,915,384	JPMorgan Chase Bank	—	(23,018)	(23,018)
11/26/13	United States Dollar 9,762,718	Thai Baht 304,665,136	Standard Chartered Bank	12,190	—	12,190
11/29/13	New Zealand Dollar 21,297,601	United States Dollar 17,680,203	JPMorgan Chase Bank	118,393	—	118,393
11/29/13	New Zealand Dollar 25,758,241	United States Dollar 21,252,738	JPMorgan Chase Bank	12,724	—	12,724
11/29/13	Russian Ruble 2,767,221,000	United States Dollar 86,117,247	HSBC Bank USA	194,050	—	194,050
11/29/13	Sri Lankan Rupee 202,128,000	United States Dollar 1,490,070	HSBC Bank USA	—	(46,246)	(46,246)
11/29/13	Sri Lankan Rupee 230,719,249	United States Dollar 1,698,964	HSBC Bank USA	—	(54,666)	(54,666)
11/29/13	United States Dollar 2,305,476	Kenyan Shilling 200,000,000	Standard Chartered Bank	24,563	—	24,563
12/3/13	Brazilian Real 71,273,000	United States Dollar 32,424,084	Morgan Stanley & Co. International PLC	830,835	—	830,835
12/3/13	United States Dollar 11,438,369	Singapore Dollar 14,610,000	Bank of America	323,205	—	323,205
12/3/13	United States Dollar 33,890,679	Singapore Dollar 43,234,000	Goldman Sachs International	914,242	—	914,242

41

Global Macro Absolute Return Advantage Portfolio

October 31, 2013

Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

12/4/13	Euro 14,143,931	Singapore Dollar 24,092,000	Goldman Sachs International	$189,749	$—	$189,749
12/5/13	Euro 11,348,412	Serbian Dinar 1,304,500,000	Citibank NA	20,723	—	20,723
12/10/13	Malaysian Ringgit 2,800,000	United States Dollar 860,638	Credit Suisse International	—	(17,252)	(17,252)
12/11/13	South African Rand 226,120,579	United States Dollar 22,343,931	Bank of America	—	(59,880)	(59,880)
12/11/13	South African Rand 261,504,421	United States Dollar 25,865,917	Standard Chartered Bank	—	(43,691)	(43,691)
12/11/13	United States Dollar 1,144,893	Nigerian Naira 186,961,000	Standard Chartered Bank	19,490	—	19,490
12/13/13	Euro 6,253,035	Norwegian Krone 50,996,000	Goldman Sachs International	63,425	—	63,425
12/13/13	Euro 18,745,543	Norwegian Krone 152,988,000	HSBC Bank USA	208,689	—	208,689
12/16/13	Russian Ruble 232,008,000	United States Dollar 7,069,104	Goldman Sachs International	—	(111,590)	(111,590)
12/16/13	Russian Ruble 32,842,000	United States Dollar 1,012,548	JPMorgan Chase Bank	—	(3,918)	(3,918)
12/16/13	Thai Baht 327,830,647	United States Dollar 10,520,881	JPMorgan Chase Bank	15,761	—	15,761
12/16/13	United States Dollar 4,517,889	Russian Ruble 146,357,000	Credit Suisse International	11,890	—	11,890
12/16/13	United States Dollar 3,660,298	Russian Ruble 118,493,000	Goldman Sachs International	7,084	—	7,084
12/17/13	Japanese Yen 1,483,676,000	United States Dollar 14,956,411	Bank of America	—	(136,210)	(136,210)
12/17/13	United States Dollar 875,292	Nigerian Naira 142,979,000	Standard Bank	13,623	—	13,623
12/18/13	Euro 6,458,131	Israeli Shekel 30,587,000	JPMorgan Chase Bank	—	(101,698)	(101,698)
12/18/13	Euro 13,308,970	Polish Zloty 56,084,000	Standard Chartered Bank	86,911	—	86,911
12/18/13	Sri Lankan Rupee 175,906,314	United States Dollar 1,324,097	HSBC Bank USA	—	(7,594)	(7,594)
12/18/13	Sri Lankan Rupee 271,891,908	United States Dollar 2,049,694	HSBC Bank USA	—	(8,652)	(8,652)
12/23/13	United States Dollar 35,254,169	Singapore Dollar 43,865,000	Citibank NA	59,403	—	59,403
12/23/13	United States Dollar 825,006	Singapore Dollar 1,025,000	JPMorgan Chase Bank	171	—	171
12/23/13	United States Dollar 12,235,226	Singapore Dollar 15,183,242	Standard Chartered Bank	—	(11,938)	(11,938)
1/3/14	Brazilian Real 919,000	United States Dollar 395,269	BNP Paribas	—	(9,504)	(9,504)
1/3/14	Brazilian Real 20,101,000	United States Dollar 8,835,604	State Street Bank and Trust Co.	—	(17,866)	(17,866)
1/7/14	New Turkish Lira 19,135,658	United States Dollar 9,481,547	Deutsche Bank	5,042	—	5,042

42

Global Macro Absolute Return Advantage Portfolio

October 31, 2013

Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

1/8/14	Euro 4,796,000	United States Dollar 6,512,153	Australia and New Zealand Banking Group Limited	$—	$(212)	$(212)
1/8/14	South African Rand 197,106,755	United States Dollar 19,340,309	JPMorgan Chase Bank	—	(101,685)	(101,685)
1/8/14	Sri Lankan Rupee 295,757,902	United States Dollar 2,194,050	Standard Chartered Bank	—	(34,945)	(34,945)
1/9/14	Euro 11,177,465	Czech Koruna 286,240,000	JPMorgan Chase Bank	—	(108,142)	(108,142)
1/9/14	Euro 4,391,654	Czech Koruna 112,075,000	Standard Chartered Bank	—	(62,990)	(62,990)
1/9/14	Euro 17,912,364	Czech Koruna 458,458,000	Standard Chartered Bank	—	(186,664)	(186,664)
1/9/14	Euro 16,991,265	Czech Koruna 433,787,000	Standard Chartered Bank	—	(234,763)	(234,763)
1/9/14	Sri Lankan Rupee 401,500,000	United States Dollar 2,982,912	HSBC Bank USA	—	(42,310)	(42,310)
1/15/14	Australian Dollar 19,928,000	United States Dollar 18,467,477	Goldman Sachs International	—	(278,546)	(278,546)
1/15/14	Australian Dollar 7,241,000	United States Dollar 6,724,644	Morgan Stanley & Co. International PLC	—	(86,875)	(86,875)
1/15/14	Australian Dollar 17,943,096	United States Dollar 16,663,574	Morgan Stanley & Co. International PLC	—	(215,275)	(215,275)
1/15/14	British Pound Sterling 54,155,325	United States Dollar 86,256,977	Goldman Sachs International	—	(528,251)	(528,251)
1/15/14	Euro 25,912,000	United States Dollar 34,950,831	JPMorgan Chase Bank	—	(234,841)	(234,841)
1/15/14	Hungarian Forint 15,224,391,239	Euro 51,201,962	JPMorgan Chase Bank	—	(84,392)	(84,392)
1/17/14	Euro 34,691,649	Polish Zloty 145,673,703	JPMorgan Chase Bank	—	(26,181)	(26,181)
1/17/14	Euro 40,394,687	Polish Zloty 169,413,297	Standard Chartered Bank	—	(97,721)	(97,721)
1/21/14	United States Dollar 442,558	Nigerian Naira 73,000,000	Deutsche Bank	6,704	—	6,704
1/22/14	Euro 10,690,000	United States Dollar 14,427,705	Deutsche Bank	—	(88,330)	(88,330)
1/29/14	Euro 13,266,000	United States Dollar 18,006,074	Goldman Sachs International	—	(8,156)	(8,156)
1/30/14	United States Dollar 33,794,651	Peruvian New Sol 94,135,000	Bank of Nova Scotia	—	(165,400)	(165,400)
2/3/14	Euro 1,813,746	United States Dollar 2,453,617	Goldman Sachs International	—	(9,335)	(9,335)
2/3/14	Japanese Yen 2,402,473,000	United States Dollar 24,465,102	Nomura International PLC	17,726	—	17,726
2/3/14	Japanese Yen 1,345,123,000	United States Dollar 13,697,790	Nomura International PLC	9,924	—	9,924
2/4/14	Brazilian Real 25,816,000	United States Dollar 11,584,994	BNP Paribas	305,228	—	305,228

43

Global Macro Absolute Return Advantage Portfolio

October 31, 2013

Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

2/4/14	Brazilian Real 51,633,000	United States Dollar 23,176,677	Morgan Stanley & Co. International PLC	$616,708	$—	$616,708
2/4/14	Swiss Franc 79,298,155	United States Dollar 87,620,334	Goldman Sachs International	156,562	—	156,562
2/4/14	United States Dollar 49,013,460	Euro 36,000,000	Bank of America	—	(127,646)	(127,646)
2/4/14	United States Dollar 38,532,533	Euro 28,306,000	Goldman Sachs International	—	(94,704)	(94,704)
2/5/14	Euro 95,860,000	United States Dollar 130,112,695	Goldman Sachs International	—	(59,620)	(59,620)
2/12/14	Euro 9,576,021	United States Dollar 13,160,977	Standard Chartered Bank	157,117	—	157,117
2/12/14	Euro 66,676,000	United States Dollar 90,000,598	Standard Chartered Bank	—	(542,784)	(542,784)
2/12/14	United States Dollar 16,294,323	Euro 11,865,000	Standard Chartered Bank	—	(182,120)	(182,120)
2/19/14	Euro 3,816,000	United States Dollar 5,178,274	Bank of America	—	(3,775)	(3,775)
2/26/14	Euro 20,184,000	United States Dollar 27,243,556	Deutsche Bank	—	(166,275)	(166,275)
3/5/14	Euro 3,458,302	United States Dollar 4,755,770	Bank of America	59,339	—	59,339
3/5/14	Euro 1,550,568	United States Dollar 2,140,071	Bank of America	34,374	—	34,374
3/5/14	Euro 3,268,000	United States Dollar 4,436,571	Bank of America	—	(1,427)	(1,427)
3/5/14	Euro 1,538,011	United States Dollar 2,081,559	Bank of America	—	(7,085)	(7,085)
3/21/14	Croatian Kuna 5,873,000	Euro 762,826	Citibank NA	—	(8,435)	(8,435)
3/21/14	Croatian Kuna 6,379,000	Euro 828,226	Citibank NA	—	(9,600)	(9,600)
3/21/14	Croatian Kuna 28,551,000	Euro 3,727,041	Citibank NA	—	(15,693)	(15,693)
3/21/14	Croatian Kuna 9,637,000	Euro 1,250,243	Citibank NA	—	(15,847)	(15,847)
3/21/14	Croatian Kuna 23,125,000	Euro 3,024,853	Deutsche Bank	—	(4,399)	(4,399)
4/2/14	Croatian Kuna 5,887,000	Euro 763,950	Citibank NA	—	(9,196)	(9,196)
4/2/14	Croatian Kuna 22,158,100	Euro 2,891,381	Citibank NA	—	(12,955)	(12,955)
4/2/14	Croatian Kuna 25,478,000	Euro 3,321,881	Citibank NA	—	(18,575)	(18,575)
4/2/14	Croatian Kuna 29,613,000	Euro 3,862,020	Citibank NA	—	(20,222)	(20,222)
4/2/14	Croatian Kuna 6,551,700	Euro 849,161	Deutsche Bank	—	(11,656)	(11,656)
4/3/14	Croatian Kuna 9,970,000	Euro 1,295,478	Citibank NA	—	(13,262)	(13,262)

44

Global Macro Absolute Return Advantage Portfolio

October 31, 2013

Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

4/3/14	Croatian Kuna 17,473,000	Euro 2,268,926	Citibank NA	$—	$(25,244)	$(25,244)
4/11/14	United States Dollar 1,645,480	Kenyan Shilling 151,631,000	Standard Chartered Bank	72,859	—	72,859
4/11/14	United States Dollar 557,116	Kenyan Shilling 49,639,000	Standard Chartered Bank	5,412	—	5,412
4/17/14	United States Dollar 2,018,809	Kazakhstani Tenge 322,000,000	Citibank NA	6,731	—	6,731
4/17/14	United States Dollar 3,199,750	Kazakhstani Tenge 511,000,000	VTB Capital PLC	14,693	—	14,693
4/18/14	United States Dollar 3,203,762	Kazakhstani Tenge 511,000,000	VTB Capital PLC	10,063	—	10,063
4/23/14	United States Dollar 3,205,651	Kazakhstani Tenge 510,500,000	VTB Capital PLC	1,947	—	1,947
5/6/14	British Pound Sterling 1,122,392	United States Dollar 1,802,111	Deutsche Bank	5,017	—	5,017
5/16/14	United States Dollar 39,450,385	Russian Ruble 1,314,881,317	Bank of America	263,804	—	263,804
5/16/14	United States Dollar 13,928,545	Russian Ruble 462,775,913	Bank of America	48,967	—	48,967
5/16/14	United States Dollar 15,630,401	Russian Ruble 521,508,335	Citibank NA	121,044	—	121,044
5/16/14	United States Dollar 18,358,740	Russian Ruble 612,677,066	Standard Chartered Bank	146,331	—	146,331
5/27/14	United States Dollar 5,966,408	Russian Ruble 198,621,728	Bank of America	22,902	—	22,902
5/27/14	United States Dollar 40,437,063	Russian Ruble 1,340,109,541	Bank of America	—	(26,925)	(26,925)
5/27/14	United States Dollar 19,897,922	Russian Ruble 662,501,302	BNP Paribas	79,377	—	79,377
5/27/14	United States Dollar 17,317,549	Russian Ruble 573,816,993	Standard Chartered Bank	—	(14,468)	(14,468)
6/17/14	Indonesian Rupiah 10,752,202,000	United States Dollar 882,775	Standard Chartered Bank	—	(42,344)	(42,344)
7/21/14	United States Dollar 11,253,769	Indonesian Rupiah 128,011,622,000	Barclays Bank PLC	—	(319,614)	(319,614)
7/21/14	United States Dollar 6,254,490	Indonesian Rupiah 70,675,742,000	Standard Chartered Bank	—	(217,698)	(217,698)
7/22/14	United States Dollar 6,200,094	Indonesian Rupiah 70,805,078,300	Goldman Sachs International	—	(153,546)	(153,546)
8/13/14	United States Dollar 1,639,333	Indonesian Rupiah 18,606,431,000	Deutsche Bank	—	(57,135)	(57,135)
8/20/14	United States Dollar 1,594,381	Indonesian Rupiah 18,606,431,000	Deutsche Bank	—	(13,999)	(13,999)
8/20/14	United States Dollar 1,274,940	Indonesian Rupiah 14,846,674,000	JPMorgan Chase Bank	—	(13,901)	(13,901)
8/20/14	United States Dollar 4,389,486	Indonesian Rupiah 50,896,091,425	Standard Chartered Bank	—	(66,502)	(66,502)
9/30/14	United States Dollar 1,401,220	Azerbaijani Manat 1,149,000	Standard Bank	10,155	—	10,155

45

Global Macro Absolute Return Advantage Portfolio

October 31, 2013

Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

10/9/14	United States Dollar 2,814,724	Azerbaijani Manat 2,294,000	VTB Capital PLC	$—	$(7,921)	$(7,921)
10/9/14	United States Dollar 2,823,818	Azerbaijani Manat 2,300,000	VTB Capital PLC	—	(9,674)	(9,674)
10/17/14	United States Dollar 4,083,080	Kazakhstani Tenge 674,729,000	Citibank NA	13,084	—	13,084
10/20/14	United States Dollar 3,258,631	Kazakhstani Tenge 538,000,000	Deutsche Bank	5,665	—	5,665
10/23/14	United States Dollar 2,106,222	Kazakhstani Tenge 347,000,000	JPMorgan Chase Bank	—	(1,977)	(1,977)
10/27/14	United States Dollar 3,028,190	Kazakhstani Tenge 499,500,000	HSBC Bank USA	—	(1,404)	(1,404)

				$9,021,236	$(23,015,199)	$(13,993,963)

Futures Contracts
Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)

12/13	826 Euro-Bobl	Short	$(137,574,047)	$(140,512,849)	$(2,938,802)
12/13	105 Euro-Bund	Short	(19,476,216)	(20,244,042)	(767,826)
12/13	79 Euro-Schatz	Short	(11,800,987)	(11,854,618)	(53,631)
12/13	48 Gold	Short	(6,380,496)	(6,353,761)	26,735
12/13	15 Gold	Long	2,044,350	1,985,550	(58,800)
12/13	340 IMM 10-Year Interest Rate Swap	Long	34,578,000	33,201,476	(1,376,524)
12/13	84 Japan 10-Year Bond	Short	(122,225,338)	(123,928,404)	(1,703,066)
12/13	298 Nikkei 225 Index	Long	42,924,255	43,489,271	565,016
12/13	29 U.S. 2-Year Deliverable Interest Rate Swap	Short	(2,900,797)	(2,902,039)	(1,242)
12/13	66 U.S. 5-Year Deliverable Interest Rate Swap	Short	(6,406,125)	(6,592,781)	(186,656)
12/13	294 U.S. 10-Year Deliverable Interest Rate Swap	Short	(28,173,069)	(28,761,469)	(588,400)
12/14	98 Copper	Short	(17,946,580)	(17,858,050)	88,530

					$(6,994,666)

Euro-Bobl:  Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

Euro-Bund:  Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

46

Global Macro Absolute Return Advantage Portfolio

October 31, 2013

Notes to Consolidated Financial Statements — continued

Euro-Schatz:  Short-term debt securities issued by the Federal Republic of Germany with a term to maturity of 1.75 to 2.25 years.

Japan 10-Year Bond:  Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

Nikkei 225 Index:  Price-weighted average of 225 top-rated Japanese companies listed in the First Section of the Tokyo Stock Exchange.

Centrally Cleared Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

LCH.Clearnet	AUD	13,089	Pays	6-month AUD Bank Bill	4.31%	7/4/23	$(8,475)
LCH.Clearnet	AUD	17,116	Pays	6-month AUD Bank Bill	4.31	7/15/23	(21,191)
LCH.Clearnet	AUD	16,060	Pays	6-month AUD Bank Bill	4.48	8/20/23	175,268
LCH.Clearnet	NZD	112,000	Pays	3-month NZD Bank Bill	4.71	10/8/16	152,027
LCH.Clearnet	NZD	117,000	Pays	3-month NZD Bank Bill	4.76	10/10/16	201,319
LCH.Clearnet	NZD	92,500	Pays	3-month NZD Bank Bill	4.74	10/10/16	134,702
LCH.Clearnet	NZD	5,449	Pays	3-month NZD Bank Bill	4.21	10/23/17	27,930
LCH.Clearnet	NZD	13,000	Pays	3-month NZD Bank Bill	4.20	10/24/17	62,545
LCH.Clearnet	NZD	11,000	Pays	3-month NZD Bank Bill	4.15	10/25/17	34,095
LCH.Clearnet	NZD	13,000	Pays	3-month NZD Bank Bill	4.04	10/30/17	(10,696)
LCH.Clearnet	NZD	6,551	Pays	3-month NZD Bank Bill	4.04	10/31/17	(4,828)
LCH.Clearnet	NZD	6,000	Pays	3-month NZD Bank Bill	4.03	10/31/17	(6,683)

							$736,013

AUD	–	Australian Dollar
NZD	–	New Zealand Dollar

Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America	CLP	4,413,690	Receives	6-month Sinacofi Chile Interbank Rate	4.80%	5/10/18	$(81,878)
Bank of America	CLP	10,493,516	Receives	6-month Sinacofi Chile Interbank Rate	4.76	5/13/18	(156,885)
Bank of America	CLP	3,952,822	Receives	6-month Sinacofi Chile Interbank Rate	4.73	5/16/18	(48,537)
Bank of America	CLP	6,638,910	Receives	6-month Sinacofi Chile Interbank Rate	4.74	5/20/18	(87,643)
Bank of America	HUF	586,900	Pays	6-month HUF BUBOR	5.75	12/16/16	237,824
Bank of America	HUF	787,130	Receives	6-month HUF BUBOR	7.32	12/16/16	(526,381)
Bank of America	HUF	312,000	Pays	6-month HUF BUBOR	6.99	12/19/16	193,405
Bank of America	HUF	312,000	Receives	6-month HUF BUBOR	7.29	12/19/16	(207,764)
Bank of America	HUF	260,000	Pays	6-month HUF BUBOR	6.97	12/20/16	157,215
Bank of America	HUF	260,000	Receives	6-month HUF BUBOR	7.34	12/20/16	(174,949)
Bank of America	HUF	358,000	Pays	6-month HUF BUBOR	6.91	12/21/16	212,207
Bank of America	HUF	358,000	Receives	6-month HUF BUBOR	7.37	12/21/16	(242,547)
Bank of America	HUF	642,000	Pays	6-month HUF BUBOR	5.13	12/21/16	118,400
Bank of America	HUF	111,400	Pays	6-month HUF BUBOR	5.11	12/22/16	31,303
Bank of America	HUF	111,400	Receives	6-month HUF BUBOR	7.32	12/22/16	(74,380)

47

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October 31, 2013

Notes to Consolidated Financial Statements — continued

Interest Rate Swaps (continued)
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

Bank of America	HUF	217,350	Pays	6-month HUF BUBOR	5.14%	1/16/17	$64,412
Bank of America	HUF	339,000	Pays	6-month HUF BUBOR	6.95	1/17/17	202,263
Bank of America	HUF	339,000	Receives	6-month HUF BUBOR	7.91	1/17/17	(256,713)
Bank of America	PLN	4,860	Receives	6-month PLN WIBOR	3.35	7/30/17	(1,068)
Bank of America	PLN	12,640	Pays	6-month PLN WIBOR	4.34	7/30/17	153,268
Bank of America	PLN	9,114	Pays	6-month PLN WIBOR	4.31	8/10/17	106,433
Bank of America	PLN	18,180	Pays	6-month PLN WIBOR	4.35	8/23/17	218,579
Bank of America	PLN	17,740	Pays	6-month PLN WIBOR	4.30	9/18/17	195,835
Bank of America	PLN	5,900	Pays	6-month PLN WIBOR	3.83	11/14/17	72,172
Bank of America	PLN	5,900	Receives	6-month PLN WIBOR	3.61	11/14/17	(32,109)
Bank of America	PLN	33,170	Receives	6-month PLN WIBOR	3.52	11/16/17	(200,233)
Barclays Bank PLC	PLN	21,490	Pays	6-month PLN WIBOR	4.32	8/2/17	254,703
Barclays Bank PLC	PLN	10,800	Pays	6-month PLN WIBOR	4.35	8/27/17	122,949
Barclays Bank PLC	PLN	33,170	Pays	6-month PLN WIBOR	3.81	11/16/17	397,325
Barclays Bank PLC	PLN	54,800	Pays	6-month PLN WIBOR	3.82	11/19/17	674,213
Barclays Bank PLC	PLN	31,320	Pays	6-month PLN WIBOR	3.80	11/20/17	372,002
BNP Paribas	PLN	20,724	Pays	6-month PLN WIBOR	4.25	8/7/17	226,989
BNP Paribas	PLN	20,724	Receives	6-month PLN WIBOR	3.60	8/7/17	(65,164)
BNP Paribas	PLN	5,100	Pays	6-month PLN WIBOR	3.85	11/13/17	63,610
BNP Paribas	PLN	24,000	Pays	6-month PLN WIBOR	3.83	11/14/17	293,580
Citibank NA	CLP	1,694,460	Receives	6-month Sinacofi Chile Interbank Rate	4.70	5/20/18	(16,252)
Citibank NA	PLN	17,853	Pays	6-month PLN WIBOR	4.33	7/30/17	215,939
Citibank NA	PLN	13,400	Pays	6-month PLN WIBOR	4.31	8/2/17	158,009
Citibank NA	PLN	2,906	Pays	6-month PLN WIBOR	4.24	8/7/17	31,653
Citibank NA	PLN	8,910	Pays	6-month PLN WIBOR	4.30	8/10/17	102,973
Citibank NA	PLN	8,170	Pays	6-month PLN WIBOR	4.40	8/20/17	103,528
Citibank NA	PLN	10,200	Pays	6-month PLN WIBOR	3.81	11/13/17	121,061
Citibank NA	PLN	8,240	Pays	6-month PLN WIBOR	3.82	11/14/17	99,550
Citibank NA	PLN	23,800	Pays	6-month PLN WIBOR	3.82	11/19/17	289,588
Citibank NA	PLN	23,800	Receives	6-month PLN WIBOR	3.60	11/19/17	(131,903)
Credit Suisse International	HUF	200,230	Pays	6-month HUF BUBOR	5.20	12/16/16	62,929
Credit Suisse International	HUF	492,670	Pays	6-month HUF BUBOR	6.93	12/16/16	301,687
Credit Suisse International	HUF	492,670	Receives	6-month HUF BUBOR	7.32	12/16/16	(329,465)
Credit Suisse International	HUF	120,600	Pays	6-month HUF BUBOR	6.98	12/22/16	72,570
Credit Suisse International	HUF	120,600	Receives	6-month HUF BUBOR	7.29	12/22/16	(79,901)
Credit Suisse International	HUF	103,000	Pays	6-month HUF BUBOR	6.99	12/27/16	65,167
Credit Suisse International	HUF	103,000	Receives	6-month HUF BUBOR	7.38	12/27/16	(69,634)
Credit Suisse International	HUF	155,590	Pays	6-month HUF BUBOR	5.11	1/11/17	45,542
Credit Suisse International	HUF	244,410	Pays	6-month HUF BUBOR	5.13	1/11/17	72,539
Credit Suisse International	HUF	400,000	Receives	6-month HUF BUBOR	7.92	1/11/17	(302,920)
Credit Suisse International	HUF	296,650	Pays	6-month HUF BUBOR	5.12	1/16/17	86,888
Credit Suisse International	HUF	514,000	Receives	6-month HUF BUBOR	7.63	1/16/17	(366,476)
Credit Suisse International	HUF	176,000	Pays	6-month HUF BUBOR	7.10	1/17/17	108,601
Credit Suisse International	HUF	176,000	Receives	6-month HUF BUBOR	7.83	1/17/17	(130,878)

48

Global Macro Absolute Return Advantage Portfolio

October 31, 2013

Notes to Consolidated Financial Statements — continued

Interest Rate Swaps (continued)
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

Credit Suisse International	HUF	186,000	Pays	6-month HUF BUBOR	5.87%	1/20/17	$78,674
Credit Suisse International	HUF	186,000	Receives	6-month HUF BUBOR	7.75	1/20/17	(136,571)
Credit Suisse International	PLN	10,290	Pays	6-month PLN WIBOR	4.40	8/20/17	130,398
Deutsche Bank	BRL	32,088	Pays	Brazil CETIP Interbank Deposit Rate	11.40	1/2/17	89,925
Deutsche Bank	BRL	65,861	Pays	Brazil CETIP Interbank Deposit Rate	11.46	1/2/17	231,756
Deutsche Bank	BRL	79,888	Pays	Brazil CETIP Interbank Deposit Rate	11.52	1/2/17	362,888
Deutsche Bank	BRL	96,655	Pays	Brazil CETIP Interbank Deposit Rate	11.24	1/2/17	62,000
Deutsche Bank	CLP	4,483,020	Receives	6-month Sinacofi Chile Interbank Rate	4.78	5/10/18	(75,062)
Deutsche Bank	CLP	13,240,270	Receives	6-month Sinacofi Chile Interbank Rate	4.70	5/13/18	(126,189)
Deutsche Bank	CLP	5,224,497	Receives	6-month Sinacofi Chile Interbank Rate	4.74	5/14/18	(68,728)
Deutsche Bank	CLP	3,290,792	Receives	6-month Sinacofi Chile Interbank Rate	4.70	5/20/18	(31,562)
Deutsche Bank	CLP	1,114,809	Receives	6-month Sinacofi Chile Interbank Rate	4.64	5/23/18	(4,689)
Deutsche Bank	HUF	182,820	Pays	6-month HUF BUBOR	7.01	1/19/17	115,396
Deutsche Bank	HUF	182,820	Receives	6-month HUF BUBOR	7.98	1/19/17	(140,349)
Deutsche Bank	PLN	7,207	Pays	6-month PLN WIBOR	4.34	7/30/17	87,826
Deutsche Bank	PLN	31,119	Pays	6-month PLN WIBOR	4.36	8/1/17	384,900
Deutsche Bank	PLN	18,850	Pays	6-month PLN WIBOR	4.28	8/6/17	213,328
Deutsche Bank	PLN	13,020	Pays	6-month PLN WIBOR	4.24	8/7/17	141,819
Deutsche Bank	PLN	10,750	Pays	6-month PLN WIBOR	4.33	8/17/17	118,699
Deutsche Bank	PLN	6,330	Pays	6-month PLN WIBOR	3.79	11/16/17	73,914
Deutsche Bank	PLN	6,330	Receives	6-month PLN WIBOR	3.60	11/16/17	(34,169)
Goldman Sachs International	PLN	6,181	Pays	6-month PLN WIBOR	4.35	8/1/17	75,553
JPMorgan Chase Bank	HUF	1,612,000	Pays	6-month HUF BUBOR	6.93	12/19/16	986,312
JPMorgan Chase Bank	HUF	1,612,000	Receives	6-month HUF BUBOR	7.26	12/19/16	(1,064,508)
JPMorgan Chase Bank	HUF	529,000	Pays	6-month HUF BUBOR	6.94	12/20/16	316,942
JPMorgan Chase Bank	HUF	529,000	Receives	6-month HUF BUBOR	7.34	12/20/16	(356,154)
JPMorgan Chase Bank	HUF	642,000	Receives	6-month HUF BUBOR	7.36	12/21/16	(434,258)
JPMorgan Chase Bank	HUF	627,500	Pays	6-month HUF BUBOR	6.99	12/22/16	389,710
JPMorgan Chase Bank	HUF	627,500	Receives	6-month HUF BUBOR	7.30	12/22/16	(418,476)
JPMorgan Chase Bank	HUF	616,000	Pays	6-month HUF BUBOR	5.10	12/27/16	172,353
JPMorgan Chase Bank	HUF	616,000	Receives	6-month HUF BUBOR	7.37	12/27/16	(415,399)
JPMorgan Chase Bank	HUF	227,000	Pays	6-month HUF BUBOR	5.09	1/20/17	65,308
JPMorgan Chase Bank	HUF	227,000	Receives	6-month HUF BUBOR	7.75	1/20/17	(166,675)
JPMorgan Chase Bank	NZD	86,000	Pays	3-month NZD Bank Bill	4.70	10/8/16	98,953
JPMorgan Chase Bank	NZD	11,000	Pays	3-month NZD Bank Bill	3.86	2/25/23	(643,946)

49

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October 31, 2013

Notes to Consolidated Financial Statements — continued

Interest Rate Swaps (continued)
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank	NZD	5,490	Pays	3-month NZD Bank Bill	4.06%	6/4/23	$(220,546)
JPMorgan Chase Bank	NZD	5,490	Pays	3-month NZD Bank Bill	4.06	6/4/23	(221,245)
JPMorgan Chase Bank	PLN	8,370	Pays	6-month PLN WIBOR	4.33	8/17/17	92,419
Morgan Stanley & Co. International PLC	HUF	671,000	Pays	6-month HUF BUBOR	6.94	12/19/16	411,137
Morgan Stanley & Co. International PLC	HUF	671,000	Receives	6-month HUF BUBOR	7.26	12/19/16	(443,105)
Morgan Stanley & Co. International PLC	HUF	265,000	Pays	6-month HUF BUBOR	7.02	12/20/16	161,593
Morgan Stanley & Co. International PLC	HUF	265,000	Receives	6-month HUF BUBOR	7.36	12/20/16	(179,225)
Nomura International PLC	HUF	457,000	Pays	6-month HUF BUBOR	6.99	12/21/16	283,366
Nomura International PLC	HUF	457,000	Receives	6-month HUF BUBOR	7.39	12/21/16	(311,233)

							$2,376,311

BRL	–	Brazilian Real
CLP	–	Chilean Peso
HUF	–	Hungarian Forint
NZD	–	New Zealand Dollar
PLN	–	Polish Zloty

Credit Default Swaps — Sell Protection
Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Romania	BNP Paribas	$3,100	1.00	%(1)	9/20/18	1.75%	$(105,283)	$112,535	$7,252
Romania	Goldman Sachs International	3,220	1.00	(1)	9/20/18	1.75	(109,359)	116,714	7,355
South Africa	Bank of America	3,190	1.00	(1)	12/20/15	1.03	1,464	11,509	12,973
South Africa	Bank of America	890	1.00	(1)	12/20/15	1.03	408	3,064	3,472
South Africa	Bank of America	7,500	1.00	(1)	9/20/17	1.54	(143,380)	191,091	47,711
South Africa	Bank of America	5,000	1.00	(1)	9/20/17	1.54	(95,586)	59,212	(36,374)
South Africa	Bank of America	14,640	1.00	(1)	9/20/17	1.54	(279,877)	146,443	(133,434)
South Africa	Bank of America	26,320	1.00	(1)	9/20/17	1.54	(503,168)	349,683	(153,485)
South Africa	Barclays Bank PLC	3,830	1.00	(1)	12/20/15	1.03	1,756	15,344	17,100
South Africa	Barclays Bank PLC	2,280	1.00	(1)	12/20/15	1.03	1,046	9,211	10,257
South Africa	Barclays Bank PLC	5,000	1.00	(1)	9/20/17	1.54	(95,586)	106,139	10,553
South Africa	Barclays Bank PLC	2,510	1.00	(1)	9/20/17	1.54	(47,984)	49,606	1,622
South Africa	BNP Paribas	4,190	1.00	(1)	9/20/17	1.54	(80,102)	85,817	5,715
South Africa	Citibank NA	4,800	1.00	(1)	9/20/15	0.97	8,370	50,619	58,989
South Africa	Credit Suisse International	4,785	1.00	(1)	12/20/15	1.03	2,194	21,073	23,267
South Africa	Credit Suisse International	2,000	1.00	(1)	12/20/15	1.03	917	7,585	8,502
South Africa	Credit Suisse International	890	1.00	(1)	12/20/15	1.03	408	3,601	4,009

50

Global Macro Absolute Return Advantage Portfolio

October 31, 2013

Notes to Consolidated Financial Statements — continued

Credit Default Swaps — Sell Protection (continued)
Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

South Africa	Credit Suisse International	$9,000	1.00	%(1)	3/20/16	1.13%	$(16,815)	$67,297	$50,482
South Africa	Credit Suisse International	8,100	1.00	(1)	3/20/16	1.13	(15,134)	34,246	19,112
South Africa	Credit Suisse International	3,700	1.00	(1)	9/20/17	1.54	(70,734)	102,142	31,408
South Africa	Deutsche Bank	4,860	1.00	(1)	9/20/17	1.54	(92,910)	137,539	44,629
South Africa	Deutsche Bank	5,700	1.00	(1)	9/20/17	1.54	(108,969)	145,229	36,260
South Africa	Goldman Sachs International	15,000	1.00	(1)	9/20/17	1.54	(286,760)	408,659	121,899
South Africa	Goldman Sachs International	3,070	1.00	(1)	9/20/17	1.54	(58,691)	82,540	23,849
South Africa	Goldman Sachs International	2,647	1.00	(1)	12/20/17	1.59	(59,445)	51,906	(7,539)
South Africa	HSBC Bank USA	5,000	1.00	(1)	9/20/17	1.54	(95,587)	104,345	8,758
South Africa	HSBC Bank USA	2,500	1.00	(1)	12/20/17	1.59	(56,143)	50,949	(5,194)
South Africa	HSBC Bank USA	7,120	1.00	(1)	12/20/17	1.59	(159,896)	126,032	(33,864)
South Africa	JPMorgan Chase Bank	7,500	1.00	(1)	9/20/17	1.54	(143,380)	156,518	13,138
South Africa	Nomura International PLC	1,000	1.00	(1)	9/20/17	1.54	(19,118)	11,870	(7,248)
South Africa	Nomura International PLC	7,571	1.00	(1)	12/20/17	1.59	(170,024)	151,378	(18,646)
Turkey	BNP Paribas	4,800	1.00	(1)	9/20/22	2.24	(439,053)	275,027	(164,026)
Turkey	BNP Paribas	10,000	1.00	(1)	9/20/22	2.24	(914,694)	515,198	(399,496)
Turkey	BNP Paribas	15,456	1.00	(1)	9/20/22	2.24	(1,413,750)	818,529	(595,221)
Turkey	JPMorgan Chase Bank	7,400	1.00	(1)	9/20/22	2.24	(676,873)	490,310	(186,563)

Total		$214,569					$(6,241,738)	$5,068,960	$(1,172,778)

Credit Default Swaps — Buy Protection
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Brazil	Barclays Bank PLC	$12,000	1.00%(1)	6/20/22	$952,564	$(968,071)	$(15,507)
Brazil	Goldman Sachs International	12,800	1.00(1)	9/20/22	1,051,448	(1,025,709)	25,739
Bulgaria	Barclays Bank PLC	4,691	1.00(1)	12/20/18	56,762	(57,073)	(311)
Bulgaria	BNP Paribas	2,009	1.00(1)	6/20/18	13,553	(10,707)	2,846
Bulgaria	BNP Paribas	3,100	1.00(1)	9/20/18	29,324	(28,709)	615
Bulgaria	BNP Paribas	2,100	1.00(1)	9/20/18	19,864	(22,304)	(2,440)
Bulgaria	BNP Paribas	2,160	1.00(1)	12/20/18	26,136	(23,058)	3,078
Bulgaria	Goldman Sachs International	3,220	1.00(1)	9/20/18	30,459	(26,818)	3,641
Bulgaria	Goldman Sachs International	4,000	1.00(1)	12/20/18	48,401	(47,549)	852
Bulgaria	Goldman Sachs International	2,000	1.00(1)	12/20/18	24,201	(24,244)	(43)
China	Bank of America	6,100	1.00(1)	3/20/17	(114,513)	(123,244)	(237,757)
China	Barclays Bank PLC	10,076	1.00(1)	3/20/17	(189,154)	(185,258)	(374,412)
China	Deutsche Bank	3,700	1.00(1)	3/20/17	(69,459)	(64,652)	(134,111)

51

Global Macro Absolute Return Advantage Portfolio

October 31, 2013

Notes to Consolidated Financial Statements — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

China	Deutsche Bank	$4,300	1.00%(1)	3/20/17	$(80,722)	$(75,137)	$(155,859)
China	JPMorgan Chase Bank	10,200	1.00(1)	3/20/18	(160,831)	138,222	(22,609)
Colombia	Bank of America	3,900	1.00(1)	9/20/21	150,658	(138,114)	12,544
Colombia	Barclays Bank PLC	2,000	1.00(1)	6/20/22	90,535	(100,699)	(10,164)
Colombia	Citibank NA	2,100	1.00(1)	6/20/22	95,062	(143,472)	(48,410)
Colombia	Deutsche Bank	4,100	1.00(1)	6/20/22	185,596	(235,455)	(49,859)
Colombia	Deutsche Bank	4,580	1.00(1)	6/20/22	207,351	(293,615)	(86,264)
Colombia	Goldman Sachs International	7,410	1.00(1)	6/20/17	(15,706)	(176,848)	(192,554)
Colombia	Goldman Sachs International	2,990	1.00(1)	9/20/21	115,505	(104,027)	11,478
Colombia	Goldman Sachs International	2,000	1.00(1)	6/20/22	90,535	(136,640)	(46,105)
Colombia	Goldman Sachs International	2,000	1.00(1)	6/20/22	90,535	(150,675)	(60,140)
Colombia	HSBC Bank USA	4,040	1.00(1)	6/20/17	(8,563)	(97,764)	(106,327)
Colombia	HSBC Bank USA	8,590	1.00(1)	9/20/21	331,835	(292,170)	39,665
Colombia	Morgan Stanley & Co. International PLC	4,470	1.00(1)	9/20/21	172,678	(158,300)	14,378
Colombia	Morgan Stanley & Co. International PLC	4,000	1.00(1)	6/20/22	181,069	(223,595)	(42,526)
Croatia	BNP Paribas	2,000	1.00(1)	12/20/17	159,843	(111,411)	48,432
Croatia	BNP Paribas	3,960	1.00(1)	6/20/18	374,811	(291,919)	82,892
Croatia	Citibank NA	1,782	1.00(1)	12/20/16	94,566	(78,878)	15,688
Croatia	Citibank NA	5,000	1.00(1)	12/20/17	399,607	(281,567)	118,040
Croatia	Citibank NA	1,500	1.00(1)	12/20/17	119,882	(82,559)	37,323
Croatia	Citibank NA	3,063	1.00(1)	3/20/18	267,373	(225,284)	42,089
Croatia	Citibank NA	1,913	1.00(1)	3/20/18	166,988	(154,701)	12,287
Croatia	Citibank NA	5,580	1.00(1)	6/20/18	528,149	(481,097)	47,052
Croatia	Citibank NA	930	1.00(1)	6/20/18	88,024	(69,745)	18,279
Croatia	Citibank NA	1,270	1.00(1)	6/20/18	120,206	(110,897)	9,309
Croatia	Goldman Sachs International	2,000	1.00(1)	12/20/17	159,843	(110,371)	49,472
Croatia	HSBC Bank USA	2,822	1.00(1)	3/20/18	246,336	(228,210)	18,126
Croatia	JPMorgan Chase Bank	1,533	1.00(1)	6/20/18	145,099	(133,971)	11,128
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00(1)	12/20/17	199,803	(139,878)	59,925
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00(1)	12/20/17	199,803	(142,586)	57,217
Croatia	Morgan Stanley & Co. International PLC	1,385	1.00(1)	12/20/17	110,691	(73,938)	36,753
Croatia	Morgan Stanley & Co. International PLC	1,595	1.00(1)	12/20/17	127,474	(91,051)	36,423

52

Global Macro Absolute Return Advantage Portfolio

October 31, 2013

Notes to Consolidated Financial Statements — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Croatia	Morgan Stanley & Co. International PLC	$1,266	1.00%(1)	3/20/18	$110,511	$(103,365)	$7,146
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00(1)	6/20/18	236,626	(208,832)	27,794
Croatia	Morgan Stanley & Co. International PLC	1,163	1.00(1)	6/20/18	110,078	(106,077)	4,001
Croatia	Morgan Stanley & Co. International PLC	2,745	1.00(1)	6/20/18	259,815	(256,316)	3,499
Croatia	Nomura International PLC	6,600	1.00(1)	3/20/18	576,122	(384,703)	191,419
Egypt	Citibank NA	1,300	1.00(1)	12/20/15	138,947	(37,336)	101,611
Egypt	Credit Suisse International	2,130	1.00(1)	12/20/15	227,659	(57,310)	170,349
Egypt	Credit Suisse International	2,155	1.00(1)	12/20/15	230,331	(61,896)	168,435
Egypt	Deutsche Bank	4,600	1.00(1)	12/20/15	491,659	(99,119)	392,540
Hungary	Bank of America	1,800	1.00(1)	3/20/17	74,971	(218,549)	(143,578)
Hungary	Barclays Bank PLC	900	1.00(1)	3/20/17	37,485	(109,265)	(71,780)
Hungary	Barclays Bank PLC	2,500	1.00(1)	3/20/17	104,126	(304,619)	(200,493)
Hungary	Deutsche Bank	1,700	1.00(1)	3/20/17	70,806	(205,483)	(134,677)
Hungary	Goldman Sachs International	3,400	1.00(1)	3/20/17	141,611	(409,458)	(267,847)
Hungary	HSBC Bank USA	900	1.00(1)	3/20/17	37,485	(109,265)	(71,780)
Lebanon	Deutsche Bank	1,338	1.00(1)	3/20/18	143,963	(157,830)	(13,867)
Lebanon	Deutsche Bank	5,130	1.00(1)	3/20/18	551,970	(630,074)	(78,104)
Lebanon	Deutsche Bank	5,130	1.00(1)	3/20/18	551,969	(630,302)	(78,333)
Lebanon	Goldman Sachs International	39,456	1.00(1)	6/20/18	4,604,174	(4,932,215)	(328,041)
Lebanon	Goldman Sachs International	3,722	5.00(1)	12/20/18	(196,478)	215,788	19,310
Lebanon	Goldman Sachs International	3,450	5.00(1)	12/20/18	(182,119)	184,996	2,877
Lebanon	HSBC Bank USA	1,250	1.00(1)	12/20/17	123,068	(147,276)	(24,208)
Lebanon	JPMorgan Chase Bank	1,300	5.00(1)	12/20/17	(76,277)	34,946	(41,331)
Mexico	Bank of America	1,900	1.00(1)	6/20/22	57,095	(106,217)	(49,122)
Mexico	Bank of America	3,910	1.00(1)	6/20/22	117,497	(248,356)	(130,859)
Mexico	Barclays Bank PLC	1,000	1.00(1)	6/20/22	30,050	(66,626)	(36,576)
Mexico	Barclays Bank PLC	12,800	1.00(1)	6/20/23	472,222	(434,097)	38,125
Mexico	Citibank NA	1,250	1.00(1)	6/20/22	37,563	(71,756)	(34,193)
Mexico	Deutsche Bank	1,900	1.00(1)	6/20/22	57,095	(107,519)	(50,424)
Mexico	Deutsche Bank	2,020	1.00(1)	6/20/22	60,701	(126,928)	(66,227)
Mexico	Deutsche Bank	1,850	1.00(1)	6/20/22	55,593	(125,642)	(70,049)
Mexico	Deutsche Bank	3,900	1.00(1)	6/20/22	117,196	(229,350)	(112,154)
Mexico	Deutsche Bank	10,000	1.00(1)	6/20/23	368,924	(306,974)	61,950

53

Global Macro Absolute Return Advantage Portfolio

October 31, 2013

Notes to Consolidated Financial Statements — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Mexico	Goldman Sachs International	$1,900	1.00%(1)	6/20/22	$57,096	$(107,529)	$(50,433)
Mexico	Goldman Sachs International	1,950	1.00(1)	6/20/22	58,598	(133,092)	(74,494)
Philippines	Bank of America	1,400	1.00(1)	12/20/15	(22,522)	(8,344)	(30,866)
Philippines	Bank of America	2,000	1.00(1)	12/20/15	(32,173)	(11,176)	(43,349)
Philippines	Barclays Bank PLC	2,400	1.00(1)	12/20/15	(38,608)	(20,362)	(58,970)
Philippines	Barclays Bank PLC	1,000	1.00(1)	3/20/16	(16,379)	(9,537)	(25,916)
Philippines	Barclays Bank PLC	1,400	1.00(1)	3/20/16	(22,930)	(9,522)	(32,452)
Philippines	Barclays Bank PLC	1,600	1.00(1)	3/20/16	(26,205)	(8,441)	(34,646)
Philippines	Barclays Bank PLC	1,600	1.00(1)	3/20/16	(26,206)	(12,605)	(38,811)
Philippines	Barclays Bank PLC	2,100	1.00(1)	3/20/16	(34,395)	(15,562)	(49,957)
Philippines	Barclays Bank PLC	2,500	1.00(1)	3/20/16	(40,947)	(23,415)	(64,362)
Philippines	Citibank NA	6,600	1.00(1)	9/20/15	(97,803)	(68,691)	(166,494)
Philippines	Citibank NA	2,000	1.00(1)	3/20/16	(32,758)	(15,308)	(48,066)
Philippines	Credit Suisse International	8,100	1.00(1)	12/20/16	(139,714)	(140,404)	(280,118)
Philippines	Deutsche Bank	1,000	1.00(1)	12/20/15	(16,086)	(6,382)	(22,468)
Philippines	Deutsche Bank	1,300	1.00(1)	12/20/15	(20,913)	(7,761)	(28,674)
Philippines	Deutsche Bank	2,300	1.00(1)	12/20/15	(36,999)	(14,625)	(51,624)
Philippines	Goldman Sachs International	2,000	1.00(1)	3/20/16	(32,758)	(15,748)	(48,506)
Philippines	Standard Chartered Bank	1,000	1.00(1)	12/20/15	(16,086)	(5,338)	(21,424)
Philippines	Standard Chartered Bank	2,600	1.00(1)	3/20/16	(42,585)	(21,629)	(64,214)
Qatar	Barclays Bank PLC	9,791	1.00(1)	12/20/18	(185,879)	164,847	(21,032)
Qatar	Barclays Bank PLC	7,680	1.00(1)	9/20/23	7,253	6,548	13,801
Russia	Barclays Bank PLC	4,800	1.00(1)	9/20/22	382,355	(594,432)	(212,077)
Russia	Citibank NA	25,456	1.00(1)	9/20/22	2,027,757	(1,897,888)	129,869
Russia	Deutsche Bank	15,333	1.00(1)	6/20/18	328,515	(254,917)	73,598
Russia	Deutsche Bank	7,570	1.00(1)	6/20/18	162,190	(124,321)	37,869
Russia	JPMorgan Chase Bank	9,158	1.00(1)	6/20/18	196,213	(148,661)	47,552
Russia	JPMorgan Chase Bank	6,210	1.00(1)	6/20/18	133,051	(103,473)	29,578
Russia	JPMorgan Chase Bank	3,820	1.00(1)	6/20/18	81,845	(57,433)	24,412
Russia	JPMorgan Chase Bank	7,400	1.00(1)	9/20/22	589,465	(553,188)	36,277
South Africa	Bank of America	3,190	1.00(1)	12/20/20	231,729	(96,185)	135,544
South Africa	Bank of America	890	1.00(1)	12/20/20	64,652	(24,465)	40,187
South Africa	Bank of America	26,320	1.00(1)	9/20/22	2,577,579	(1,835,073)	742,506
South Africa	Bank of America	14,640	1.00(1)	9/20/22	1,433,729	(921,663)	512,066
South Africa	Bank of America	5,000	1.00(1)	9/20/22	489,662	(332,845)	156,817
South Africa	Bank of America	7,500	1.00(1)	9/20/22	734,493	(657,922)	76,571

54

Global Macro Absolute Return Advantage Portfolio

October 31, 2013

Notes to Consolidated Financial Statements — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

South Africa	Barclays Bank PLC	$3,830	1.00%(1)	12/20/20	$278,220	$(111,177)	$167,043
South Africa	Barclays Bank PLC	2,280	1.00(1)	12/20/20	165,624	(62,442)	103,182
South Africa	Barclays Bank PLC	3,100	1.00(1)	9/20/22	303,591	(233,491)	70,100
South Africa	BNP Paribas	3,100	1.00(1)	9/20/22	303,590	(239,900)	63,690
South Africa	Citibank NA	4,800	1.00(1)	9/20/20	330,640	(216,725)	113,915
South Africa	Credit Suisse International	4,785	1.00(1)	12/20/20	347,593	(146,962)	200,631
South Africa	Credit Suisse International	2,000	1.00(1)	12/20/20	145,285	(60,718)	84,567
South Africa	Credit Suisse International	890	1.00(1)	12/20/20	64,652	(26,012)	38,640
South Africa	Credit Suisse International	8,100	1.00(1)	3/20/21	619,158	(264,469)	354,689
South Africa	Credit Suisse International	9,000	1.00(1)	3/20/21	687,954	(344,412)	343,542
South Africa	Credit Suisse International	20,000	1.00(1)	12/20/21	1,751,127	(1,519,313)	231,814
South Africa	Credit Suisse International	3,700	1.00(1)	9/20/22	362,349	(337,028)	25,321
South Africa	Deutsche Bank	5,700	1.00(1)	9/20/22	558,214	(496,939)	61,275
South Africa	Deutsche Bank	4,860	1.00(1)	9/20/22	475,947	(425,530)	50,417
South Africa	Goldman Sachs International	15,000	1.00(1)	9/20/22	1,468,970	(1,314,094)	154,876
South Africa	Goldman Sachs International	3,070	1.00(1)	9/20/22	300,650	(260,502)	40,148
South Africa	Goldman Sachs International	2,647	1.00(1)	12/20/22	267,957	(234,851)	33,106
South Africa	HSBC Bank USA	7,120	1.00(1)	12/20/22	720,760	(575,678)	145,082
South Africa	HSBC Bank USA	2,500	1.00(1)	12/20/22	253,076	(213,005)	40,071
South Africa	Nomura International PLC	1,000	1.00(1)	9/20/22	97,932	(68,876)	29,056
South Africa	Nomura International PLC	7,571	1.00(1)	12/20/22	766,415	(661,081)	105,334
Spain	Bank of America	2,400	1.00(1)	9/20/20	156,363	(184,079)	(27,716)
Spain	Barclays Bank PLC	2,421	1.00(1)	9/20/20	157,731	(162,686)	(4,955)
Spain	Barclays Bank PLC	1,100	1.00(1)	12/20/20	75,456	(79,899)	(4,443)
Spain	Barclays Bank PLC	3,900	1.00(1)	12/20/20	267,525	(288,611)	(21,086)
Spain	Barclays Bank PLC	3,200	1.00(1)	12/20/20	219,508	(339,644)	(120,136)
Spain	Barclays Bank PLC	5,000	1.00(1)	6/20/21	366,700	(377,208)	(10,508)
Spain	Barclays Bank PLC	5,000	1.00(1)	6/20/21	366,562	(424,893)	(58,331)
Spain	Barclays Bank PLC	5,000	1.00(1)	3/20/22	400,137	(832,946)	(432,809)
Spain	Citibank NA	7,900	1.00(1)	12/20/16	(107,896)	(196,134)	(304,030)
Spain	Credit Suisse International	2,200	1.00(1)	3/20/21	156,097	(252,079)	(95,982)
Spain	Credit Suisse International	5,000	1.00(1)	6/20/21	366,701	(411,857)	(45,156)

55

Global Macro Absolute Return Advantage Portfolio

October 31, 2013

Notes to Consolidated Financial Statements — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Spain	Deutsche Bank	$3,500	1.00%(1)	12/20/20	$240,087	$(297,047)	$(56,960)
Spain	Deutsche Bank	10,730	1.00(1)	6/20/22	881,945	(2,568,465)	(1,686,520)
Thailand	Bank of America	1,000	1.00(1)	3/20/16	(13,957)	(2,213)	(16,170)
Thailand	Barclays Bank PLC	1,400	1.00(1)	3/20/16	(19,541)	(4,603)	(24,144)
Thailand	Barclays Bank PLC	3,000	1.00(1)	3/20/16	(41,873)	(1,331)	(43,204)
Thailand	Citibank NA	6,900	1.00(1)	3/20/18	(39,190)	2,884	(36,306)
Thailand	Goldman Sachs International	4,100	1.00(1)	3/20/16	(57,227)	(16,291)	(73,518)
Thailand	Standard Chartered Bank	3,300	1.00(1)	9/20/15	(43,143)	(16,240)	(59,383)
Tunisia	Barclays Bank PLC	1,970	1.00(1)	9/20/17	170,788	(137,302)	33,486
Tunisia	Deutsche Bank	3,800	1.00(1)	6/20/17	304,385	(218,689)	85,696
Tunisia	Deutsche Bank	2,150	1.00(1)	6/20/17	172,218	(130,603)	41,615
Tunisia	Goldman Sachs International	2,100	1.00(1)	9/20/17	182,048	(132,391)	49,657
Tunisia	Goldman Sachs International	2,250	1.00(1)	9/20/17	195,051	(149,301)	45,750
Tunisia	Goldman Sachs International	2,100	1.00(1)	9/20/17	182,045	(146,588)	35,457
Tunisia	JPMorgan Chase Bank	4,520	1.00(1)	9/20/17	391,831	(323,421)	68,410
Tunisia	Morgan Stanley & Co. International PLC	500	1.00(1)	6/20/17	40,050	(30,351)	9,699
Tunisia	Nomura International PLC	3,400	1.00(1)	12/20/17	316,486	(287,767)	28,719
Venezuela	Barclays Bank PLC	5,640	5.00(1)	6/20/18	891,181	(619,810)	271,371
Venezuela	Barclays Bank PLC	1,719	5.00(1)	6/20/18	271,617	(183,453)	88,164
Venezuela	Barclays Bank PLC	710	5.00(1)	6/20/18	112,186	(74,736)	37,450
Venezuela	Citibank NA	2,816	5.00(1)	6/20/18	444,959	(306,822)	138,137
Venezuela	Deutsche Bank	4,230	5.00(1)	6/20/18	668,377	(458,241)	210,136
Venezuela	Deutsche Bank	1,170	5.00(1)	6/20/18	184,872	(127,827)	57,045
Venezuela	Deutsche Bank	2,603	5.00(1)	6/20/20	516,096	(528,746)	(12,650)
Venezuela	Deutsche Bank	4,584	5.00(1)	6/20/23	1,048,419	(1,180,904)	(132,485)
Venezuela	Goldman Sachs International	1,740	5.00(1)	6/20/23	397,960	(381,436)	16,524
iTraxx Asia ex-Japan Investment Grade Index	Bank of America	2,064	1.00(1)	6/20/18	1,660	(36,635)	(34,975)
iTraxx Asia ex-Japan Investment Grade Index	Barclays Bank PLC	3,135	1.00(1)	6/20/18	2,522	(93,701)	(91,179)
iTraxx Asia ex-Japan Investment Grade Index	Barclays Bank PLC	11,428	1.00(1)	6/20/18	9,232	(196,949)	(187,717)
iTraxx Asia ex-Japan Investment Grade Index	Barclays Bank PLC	19,740	1.00(1)	6/20/18	15,930	(314,656)	(298,726)

56

Global Macro Absolute Return Advantage Portfolio

October 31, 2013

Notes to Consolidated Financial Statements — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)		Contract Annual Fixed Rate**	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

iTraxx Asia ex-Japan Investment Grade Index	Citibank NA		$5,601	1.00%(1)	6/20/18	$4,505	$(101,798)	$(97,293)
iTraxx Asia ex-Japan Investment Grade Index	Credit Suisse International		4,562	1.00(1)	6/20/18	3,669	(72,599)	(68,930)
iTraxx Asia ex-Japan Investment Grade Index	Deutsche Bank		2,759	1.00(1)	6/20/18	2,219	(47,882)	(45,663)
iTraxx Asia ex-Japan Investment Grade Index	Goldman Sachs International		3,319	1.00(1)	6/20/18	2,670	(60,432)	(57,762)
iTraxx Asia ex-Japan Investment Grade Index	Goldman Sachs International		6,627	1.00(1)	6/20/18	5,330	(119,036)	(113,706)
iTraxx Asia ex-Japan Investment Grade Index	JPMorgan Chase Bank		2,065	1.00(1)	6/20/18	1,661	(37,531)	(35,870)
iTraxx Asia ex-Japan Investment Grade Index	JPMorgan Chase Bank		2,320	1.00(1)	6/20/18	1,866	(38,310)	(36,444)
iTraxx Asia ex-Japan Investment Grade Index	JPMorgan Chase Bank		3,093	1.00(1)	6/20/18	2,488	(48,427)	(45,939)
iTraxx Europe Senior Financials 5-Year Index	Goldman Sachs International	EUR	24,570	1.00(1)	12/20/18	246,366	(640,394)	(394,028)

iTraxx Europe Subordinated Financials 5-Year Index	JPMorgan Chase Bank	EUR	5,676	5.00(1)	12/20/18	(1,237,045)	1,052,836	(184,209)
iTraxx Europe Subordinated Financials 5-Year Index	JPMorgan Chase Bank	EUR	31,180	5.00(1)	12/20/18	(6,794,836)	5,861,413	(933,423)

						$37,610,790	$(40,826,351)	$(3,215,561)

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At October 31, 2013, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $214,569,000.

**	The contract annual fixed rate represents the annual fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

EUR	–	Euro

57

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Notes to Consolidated Financial Statements — continued

Total Return Swaps
Counterparty	Number of Contracts	Portfolio Receives	Portfolio Pays	Termination Date	Net Unrealized Appreciation (Depreciation)

Citibank NA	N.A.	Total Return on GTQ 12,719,000 Banco de Guatemala, 0%, due 12/3/13	3-month USD LIBOR-BBA + 50 bp on $1,569,688 (Notional Amount) plus Notional Amount at termination date	12/5/13	$25,578
Citibank NA	21,000,000	Positive Return on KOSPI 200 Index less 5bp	Negative Return on KOSPI 200 Index plus 5bp	12/12/13	106,179
Citibank NA	13,500,000	Positive Return on KOSPI 200 Index less 5bp	Negative Return on KOSPI 200 Index plus 5bp	12/12/13	48,874
Citibank NA	N.A.	Total Return on GTQ 9,681,000 Banco de Guatemala, 0%, due 3/4/14	3-month USD LIBOR-BBA + 50 bp on $1,196,296 (Notional Amount) plus Notional Amount at termination date	3/10/14	5,832
Citibank NA	N.A.	Total Return on GTQ 45,767,000 Banco de Guatemala, 0%, due 6/3/14	3-month USD LIBOR-BBA + 50 bp on $5,605,994 (Notional Amount) plus Notional Amount at termination date	6/5/14	23,132
JPMorgan Chase Bank	460	Negative Return on WIG20 Index	Positive Return on WIG20 Index	12/20/13	(26,758)
JPMorgan Chase Bank	4,430	Negative Return on WIG20 Index	Positive Return on WIG20 Index	12/20/13	(207,639)
JPMorgan Chase Bank	1,150	Negative Return on WIG20 Index	Positive Return on WIG20 Index	12/20/13	(61,381)
JPMorgan Chase Bank	1,210	Negative Return on WIG20 Index	Positive Return on WIG20 Index	12/20/13	(67,523)
JPMorgan Chase Bank	1,220	Negative Return on WIG20 Index	Positive Return on WIG20 Index	12/20/13	(48,905)
JPMorgan Chase Bank	12,560	Negative Return on WIG20 Index	Positive Return on WIG20 Index	12/20/13	(727,102)
JPMorgan Chase Bank	1,880	Negative Return on WIG20 Index	Positive Return on WIG20 Index	12/20/13	(82,266)
					$(1,011,979)

GTQ	–	Guatemalan Quetzal

Cross-Currency Swaps
Counterparty	Portfolio Receives Fixed Rate on Notional Amount (000’s omitted)		Portfolio Pays Floating Rate on Notional Amount (000’somitted)		Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation

Bank of America	CLF	192	CLP	4,413,690	6-month Sinacofi Chile Interbank Rate	2.10%	5/10/18	$79,966
Bank of America	CLF	457	CLP	10,493,516	6-month Sinacofi Chile Interbank Rate	2.08	5/13/18	184,968
Bank of America	CLF	172	CLP	3,952,822	6-month Sinacofi Chile Interbank Rate	2.10	5/16/18	82,973

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Notes to Consolidated Financial Statements — continued

Cross-Currency Swaps (continued)
Counterparty	Portfolio Receives Fixed Rate on Notional Amount (000’s omitted)		Portfolio Pays Floating Rate on Notional Amount (000’somitted)		Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation

Bank of America	CLF	290	CLP	6,638,910	6-month Sinacofi Chile Interbank Rate	2.05%	5/20/18	$119,987
Citibank NA	CLF	74	CLP	1,694,460	6-month Sinacofi Chile Interbank Rate	2.01	5/20/18	24,097
Deutsche Bank	CLF	195	CLP	4,483,020	6-month Sinacofi Chile Interbank Rate	2.09	5/10/18	76,914
Deutsche Bank	CLF	577	CLP	13,240,270	6-month Sinacofi Chile Interbank Rate	2.05	5/13/18	199,000
Deutsche Bank	CLF	228	CLP	5,224,497	6-month Sinacofi Chile Interbank Rate	2.11	5/14/18	109,708
Deutsche Bank	CLF	144	CLP	3,290,792	6-month Sinacofi Chile Interbank Rate	2.00	5/20/18	43,630
Deutsche Bank	CLF	49	CLP	1,114,809	6-month Sinacofi Chile Interbank Rate	1.93	5/23/18	8,897

								$930,140

Counterparty	Notional Amount on Fixed Rate (Currency Received) (000’s omitted)*		Notional Amount on Floating Rate (Currency Delivered (000’s omitted)*	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation

Bank of America	TRY	700	$394	3-month USD LIBOR-BBA	6.97%	8/18/21	$52,185
Citibank NA	TRY	10,951	7,200	3-month USD LIBOR-BBA	8.23	9/3/20	1,461,380
Citibank NA	TRY	7,310	3,999	3-month USD LIBOR-BBA	6.45	1/6/21	361,477
Citibank NA	TRY	5,133	3,216	3-month USD LIBOR-BBA	8.23	2/25/21	390,143
Citibank NA	TRY	5,600	3,094	3-month USD LIBOR-BBA	6.26	10/18/21	513,847
Credit Suisse International	TRY	10,104	5,676	3-month USD LIBOR-BBA	6.90	8/18/21	769,716
Deutsche Bank	TRY	14,469	7,920	3-month USD LIBOR-BBA	6.45	1/6/21	720,480
Deutsche Bank	TRY	18,837	11,832	3-month USD LIBOR-BBA	8.20	2/24/21	1,478,034
Deutsche Bank	TRY	13,388	7,517	3-month USD LIBOR-BBA	7.00	8/18/21	975,452
HSBC Bank USA	TRY	16,212	8,470	3-month USD LIBOR-BBA	7.85	2/23/22	83,536
JPMorgan Chase Bank	TRY	29,548	15,430	3-month USD LIBOR-BBA	7.86	7/21/21	116,819

							$6,923,069

							$7,853,209

59

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Notes to Consolidated Financial Statements — continued

CLF	–	Chilean Unidad de Fomento
CLP	–	Chilean Peso
TRY	–	New Turkish Lira

*	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

Written options activity for the year ended October 31, 2013 was as follows:

	Principal Amount of Contracts (000’s omitted)		Principal Amount of Contracts (000’s omitted)		Premiums Received

Outstanding, beginning of year	INR	10,798,200	KRW	—	$6,968,940
Options written		11,830,468		109,662,560	4,265,754
Options expired		(13,061,993)		(109,662,560)	(8,650,146)

Outstanding, end of year	INR	9,566,675	KRW	—	$2,584,548

INR	–	Indian Rupee
KRW	–	South Korean Won

At October 31, 2013, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk:  The Portfolio invests in commodities-linked derivative investments, including commodity futures contracts and options thereon and forward commodity contracts, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative investments are used to enhance total return and/or as a substitute for the purchase or sale of commodities.

Credit Risk:  The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Equity Price Risk:  The Portfolio enters into equity index futures and options thereon and total return swaps to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk:  The Portfolio engages in forward foreign currency exchange contracts, options on currencies, total return swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk:  The Portfolio utilizes various interest rate derivatives including futures, interest rate swaps and swaptions and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

The Portfolio enters into over-the-counter written options, non-centrally cleared swap contracts, forward foreign currency exchange contracts and forward commodity contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2013, the fair value of derivatives with credit-related contingent features in a net liability position was $49,367,367. The Portfolio may be required to pledge collateral in the form of cash or securities for the benefit of a counterparty if the net amount due to the counterparty exceeds a certain threshold. Collateral pledged for the benefit of a counterparty for over-the-counter derivatives is held in a segregated account by the Portfolio’s custodian. Securities pledged as collateral, if any, are identified in the Consolidated Portfolio of Investments. Cash pledged as collateral, if any, is included in restricted cash on the Consolidated Statement of Assets and Liabilities. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $28,997,630 at October 31, 2013.

The non-exchange traded derivatives in which the Portfolio invests, including non-centrally cleared swap contracts, swaption contracts, over-the counter options, forward commodity contracts and forward foreign currency exchange contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. The Portfolio is not subject to counterparty credit risk with respect to its written options as the Portfolio, not the counterparty, is obligated to perform under such derivatives. At October 31, 2013, the maximum amount of loss the Portfolio would incur due to counterparty risk was $40,877,255, with the highest amount from any one counterparty being $7,032,624. Such maximum amount would be reduced by any unamortized upfront payments received by the Portfolio. Such amount would be increased by any unamortized upfront payments made by the Portfolio. To mitigate this risk, the Portfolio (and Subsidiary) has entered into master netting agreements with substantially all of its derivative

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Global Macro Absolute Return Advantage Portfolio

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Notes to Consolidated Financial Statements — continued

counterparties, which allows it and a counterparty to aggregate amounts owed by each of them for derivative transactions under the agreement into a single net amount payable by either the Portfolio (and Subsidiary) or the counterparty. At October 31, 2013, the maximum amount of loss the Portfolio would incur due to counterparty risk would be reduced by approximately $31,751,000 due to master netting agreements. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Portfolio if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would also reduce the amount of any loss incurred. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered Portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered Portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at October 31, 2013 was as follows:

	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Credit	Equity Price	Foreign Exchange	Interest Rate	Commodity

Securities of unaffiliated issuers, at value	$—	$2,368,392	$884,837	$237,792	$—
Net unrealized depreciation*	—	565,016	—	787,886	115,265
Receivable for open forward commodity contracts	—	—	—	—	547,013
Receivable for open forward foreign currency exchange contracts	—	—	9,021,236	—	—
Receivable for open swap contracts; Premium paid/received on open swap contracts	47,957,829	155,053	54,542	19,305,289	—

Total Asset Derivatives	$47,957,829	$3,088,461	$9,960,615	$20,330,967	$662,278

Written options outstanding, at value	$—	$—	$(3,363,385)	$—	$—
Net unrealized depreciation*	—	—	—	(7,668,020)	(58,800)
Payable for open forward foreign currency exchange contracts	—	—	(23,015,199)	—	—
Payable for open swap contracts; Premium paid/received on open swap contracts	(16,588,777)	(1,221,574)	—	(9,075,769)	—

Total Liability Derivatives	$(16,588,777)	$(1,221,574)	$(26,378,584)	$(16,743,789)	$(58,800)

*     Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts and centrally cleared swap contracts in the Futures Contracts table and Centrally Cleared Swaps table above. Only the current day’s variation margin on open futures contracts and centrally cleared swap contracts is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

61

Global Macro Absolute Return Advantage Portfolio

October 31, 2013

Notes to Consolidated Financial Statements — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the year ended October 31, 2013 was as follows:

Consolidated Statement of Operations Caption	Credit	Equity Price	Foreign Exchange	Interest Rate	Commodity

Net realized gain (loss) — Investment transactions	$—	$(2,056,203)	$(5,997,622)	$—	$(2,980,680)
Futures contracts	—	(798,339)	—	62,603	(1,178,761)
Written options	—	—	8,650,146	—	—
Swap contracts	(36,099,366)	(44,606)	(6,372)	(18,950,288)	—
Forward commodity contracts	—	—	—	—	3,232,493

Foreign currency and forward foreign currency exchange contract transactions	—	—	(33,602,735)	—	—

Total	$(36,099,366)	$(2,899,148)	$(30,956,583)	$(18,887,685)	$(926,948)

Change in unrealized appreciation (depreciation) — Investments	$—	$1,839,634	$(6,550,077)	$(78,240)	$33,680
Futures contracts	—	295,109	—	(7,195,994)	1,953,177
Written options	—	—	(4,612,900)	—	—
Swap contracts	11,911,046	(1,066,521)	54,542	13,749,992	—
Forward commodity contracts	—	—	—	—	1,380,676

Foreign currency and forward foreign currency exchange contracts	—	—	(6,378,199)	—	—

Total	$11,911,046	$1,068,222	$(17,486,634)	$6,475,758	$3,367,533

The average notional amounts of futures contracts, forward commodity contracts, forward foreign currency exchange contracts, interest rate swaption contracts and swap contracts outstanding during the year ended October 31, 2013, which are indicative of the volume of these derivative types, were approximately $347,726,000, $17,289,000, $2,367,698,000, $24,000,000 and $2,119,181,000, respectively.

The average principal amount of purchased currency options contracts, average number of purchased index options contracts and average number of purchased commodity options contracts outstanding during the year ended October 31, 2013, which are indicative of the volume of these derivative types, were approximately $583,046,000, 119,092,000 contracts and 324 contracts, respectively.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2013.

7  Risks Associated with Foreign Investments

The Portfolio’s investments in foreign instruments can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility.

The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Economic data as reported by foreign governments and other issuers may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a foreign government to renegotiate defaulted debt may be limited.

62

Global Macro Absolute Return Advantage Portfolio

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Notes to Consolidated Financial Statements — continued

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Foreign Government Bonds	$—	$813,959,571	$—	$813,959,571
Collateralized Mortgage Obligations	—	27,257,126	—	27,257,126
Mortgage Pass-Throughs	—	4,783,798	—	4,783,798
U.S. Treasury Obligations	—	100,158,200	—	100,158,200
Common Stocks	3,641,271	10,759,229 *	—	14,400,500
Precious Metals	25,654,891	—	—	25,654,891
Currency Call Options Purchased	—	479,583	—	479,583
Currency Put Options Purchased	—	405,254	—	405,254
Interest Rates Swaptions Purchased	—	237,792	—	237,792
Call Options Purchased	—	2,368,392	—	2,368,392
Short-Term Investments —
Foreign Government Securities	—	382,492,581	—	382,492,581
U.S. Treasury Obligations	—	165,196,568	—	165,196,568
Repurchase Agreements	—	165,100,843	—	165,100,843
Other	—	133,491,123	—	133,491,123

Total Investments	$29,296,162	$1,806,690,060	$—	$1,835,986,222

Forward Commodity Contracts	$—	$547,013	$—	$547,013
Forward Foreign Currency Exchange Contracts	—	9,021,236	—	9,021,236
Swap Contracts	—	68,260,599	—	68,260,599
Futures Contracts	680,281	—	—	680,281

Total	$29,976,443	$1,884,518,908	$—	$1,914,495,351

Liability Description

Currency Put Options Written	$—	$(3,363,385)	$—	$(3,363,385)
Securities Sold Short	—	(165,058,268)	—	(165,058,268)
Forward Foreign Currency Exchange Contracts	—	(23,015,199)	—	(23,015,199)
Swap Contracts	—	(26,937,993)	—	(26,937,993)
Futures Contracts	(7,674,947)	—	—	(7,674,947)

Total	$(7,674,947)	$(218,374,845)	$—	$(226,049,792)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2012 whose fair value was determined using Level 3 inputs. At October 31, 2013, there were no investments transferred between Level 1 and Level 2 during the year then ended.

63

Global Macro Absolute Return Advantage Portfolio

October 31, 2013

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Global Macro Absolute Return Advantage Portfolio:

We have audited the accompanying consolidated statement of assets and liabilities of Global Macro Absolute Return Advantage Portfolio and subsidiary (the “Portfolio”), including the consolidated portfolio of investments as of October 31, 2013, and the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, and the consolidated supplementary data for each of the three years in the period then ended and for the period from the start of business, August 31, 2010, to October 31, 2010. These consolidated financial statements and consolidated supplementary data are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these consolidated financial statements and consolidated supplementary data based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements and consolidated supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2013, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements and consolidated supplementary data referred to above present fairly, in all material respects, the financial position of Global Macro Absolute Return Advantage Portfolio and subsidiary as of October 31, 2013, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the supplementary data for each of the three years in the period then ended and for the period from the start of business, August 31, 2010, to October 31, 2010, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 20, 2013

64

Eaton Vance

Global Macro Absolute Return Advantage Fund

October 31, 2013

Management and Organization

Fund Management.  The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Global Macro Absolute Return Advantage Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 190 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Length of Service	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	Of the Trust since 2007 and of the Portfolio since 2010

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 190 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and the Portfolio.

Directorships in the Last Five Years.(1) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Trustee	Since 2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years. None.

Benjamin C. Esty 1963	Trustee	Of the Trust since 2005 and of the Portfolio since 2010	Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head, Harvard University Graduate School of Business Administration. Directorships in the Last Five Years.(1) None.

Allen R. Freedman 1940	Trustee	Of the Trust since 2007 and of the Portfolio since 2010

Private Investor. Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Former Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007). Former Chief Executive Officer of Assurant, Inc. (insurance provider) (1979-2000).

Directorships in the Last Five Years.(1) Director of Stonemor Partners, L.P. (owner and operator of cemeteries). Formerly, Director of Assurant, Inc. (insurance provider) (1979-2011).

William H. Park 1947	Trustee	Of the Trust since 2003 and of the Portfolio since 2010

Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(1) None.

65

Eaton Vance

Global Macro Absolute Return Advantage Fund

October 31, 2013

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Length of Service	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Ronald A. Pearlman 1940	Trustee	Of the Trust since 2003 and of the Portfolio since 2010

Professor of Law, Georgetown University Law Center. Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990).

Directorships in the Last Five Years.(1) None.

Helen Frame Peters 1948	Trustee	Of the Trust since 2008 and of the Portfolio since 2010

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(1) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Lynn A. Stout 1957	Trustee	Of the Trust since 1998 and of the Portfolio since 2010

Distinguished Professor of Corporate and Business Law, Jack G. Clarke Business Law Institute, Cornell University Law School. Formerly, the Paul Hastings Professor of Corporate and Securities Law (2006-2012) and Professor of Law (2001-2006), University of California at Los Angeles School of Law.

Directorships in the Last Five Years.(1) None.

Harriett Tee Taggart 1948	Trustee	Since 2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years. Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	Chairman of the Board since 2007; Trustee of the Trust since 2005 and of the Portfolio since 2010

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(1) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust and the Portfolio	Length of Service	Principal Occupation(s) During Past Five Years
Payson F. Swaffield(2) 1956	President of the Trust and Vice President of the Portfolio	President of the Trust since 2013 and Vice President of the Portfolio since 2011	Vice President and Chief Income Investment Officer of EVM and BMR.

Eric A. Stein 1980	President of the Portfolio	Since 2012	Vice President of EVM and BMR.

66

Eaton Vance

Global Macro Absolute Return Advantage Fund

October 31, 2013

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	Vice President since 2011; Secretary of the Trust since 2007 and of the Portfolio since 2010; and Chief Legal Officer of the Trust since 2008 and of the Portfolio since 2010	Vice President of EVM and BMR.

James F. Kirchner(3) 1967	Treasurer	Since 2013	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	Of the Trust since 2004 and of the Portfolio since 2010	Vice President of EVM and BMR.

(1)	During their respective tenures, the Trustees (except Mr. Eston and Ms. Taggart) also served as Board members of one or more of the following Eaton Vance funds (which operated in the years noted): Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009).
(2)	Prior to October 1, 2013, Mr. Swaffield was Vice President of the Trust since 2011.
(3)	Prior to 2013, Mr. Kirchner served as Assistant Treasurer of the Trust since 2007 and of the Portfolio since 2010.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

67

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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This Page Intentionally Left Blank

Investment Adviser of Global Macro Absolute Return Advantage Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Global Macro Absolute Return Advantage Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

4836-12/13	GMARADVSRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2012 and October 31, 2013 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Period Ended	10/31/12	10/31/13
Audit Fees	$75,990	$82,890
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$32,650	$40,680
All Other Fees(3)	$7,630	$0

Total	$116,720	$123,570

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other tax related compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f)	Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2012 and October 31, 2013; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/12	10/31/13
Registrant	$40,280	$40,680
Eaton Vance(1)	$566,619	$526,385

(1)	Certain subsidiaries of Eaton Vance Corp. provide ongoing services to the registrant.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Macro Absolute Return Advantage Portfolio

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	December 13, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	December 13, 2013

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	December 13, 2013